ANNUAL REPORT
PHL VARIABLE
ACCUMULATION ACCOUNT
December 31, 2020

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Assets:
Investments at fair value	$ 5,431,140		$ 4,301,176		$ 29,865,338		$ 2,315,119
Total assets	$ 5,431,140		$ 4,301,176		$ 29,865,338		$ 2,315,119
Total net assets	$ 5,431,140		$ 4,301,176		$ 29,865,338		$ 2,315,119
Net assets:
Accumulation units	$ 5,427,090		$ 4,301,176		$ 29,779,020		$ 2,315,119
Contracts in payout (annuitization) period	$ 4,050		$ -		$ 86,318		$ -
Total net assets	$ 5,431,140		$ 4,301,176		$ 29,865,338		$ 2,315,119
Units outstanding	3,136,468		495,209		23,315,057		784,944
Investment shares held	518,734		43,033		970,284		19,201
Investments at cost	$ 5,695,674		$ 1,703,235		$ 25,456,877		$ 1,345,549
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.71	130,421	$ -	-	$ 1.27	9,483	$ -	-
Phoenix Dimensions® Option 1	$ 1.78	440,294	$ -	-	$ 1.28	1,257,508	$ 2.94	344
Phoenix Dimensions® Option 2	$ 1.73	25,641	$ -	-	$ 1.28	416,564	$ 2.85	12,082
Phoenix Dimensions® Option 4	$ 1.67	226,213	$ -	-	$ 1.27	295,747	$ 2.76	45
Phoenix Investor’s Edge® Option 1	$ 1.69	271,400	$ 11.92	1,273	$ 1.27	754,026	$ 2.79	15,840
Phoenix Investor’s Edge® Option 2	$ 1.66	458,214	$ -	-	$ 1.27	321,979	$ 2.74	5,454
Phoenix Investor’s Edge® Option 3	$ -	-	$ 11.24	304	$ -	-	$ 2.69	11,003
Phoenix Premium Edge®	$ 1.71	625,439	$ 7.40	85,497	$ 1.27	608,974	$ 2.81	54,466
Phoenix Spectrum Edge® Option 1	$ 1.82	123,519	$ 13.25	25,135	$ 1.29	958,745	$ 3.00	30,649
Phoenix Spectrum Edge® Option 2	$ 1.78	118,746	$ 12.88	31,349	$ 1.28	3,173,760	$ 2.94	91,219
Phoenix Spectrum Edge® Option 3	$ 1.75	73,394	$ 12.51	13,870	$ 1.28	36,255	$ 2.89	3,023
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.28	3,649,718	$ 2.96	11,825
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.28	11,529,823	$ 2.91	14,324
Retirement Planner's Edge	$ 1.75	179,244	$ 7.52	14,559	$ 1.28	1,492	$ 2.89	41,913
The Big Edge Choice®	$ 1.76	259,343	$ 7.74	90,805	$ 1.28	48,379	$ 2.90	219,501
The Phoenix Edge® – VA Option 1	$ 1.87	166,043	$ 8.58	128,329	$ 1.29	70,842	$ 3.08	228,407
The Phoenix Edge® – VA Option 2	$ 1.78	6,989	$ 7.94	100,515	$ 1.28	36,537	$ 2.94	40,356
The Phoenix Edge® – VA Option 3	$ 1.76	31,568	$ 7.78	3,573	$ 1.28	145,225	$ 2.91	4,493
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A		Federated Hermes Fund for U.S. Government Securities II		Federated Hermes Government Money Fund II - Service Shares
Assets:
Investments at fair value	$ 21,788,889		$ 461,407		$ 34,031,636		$ 21,247,637
Total assets	$ 21,788,889		$ 461,407		$ 34,031,636		$ 21,247,637
Total net assets	$ 21,788,889		$ 461,407		$ 34,031,636		$ 21,247,637
Net assets:
Accumulation units	$ 21,462,524		$ 461,407		$ 33,715,515		$ 21,199,793
Contracts in payout (annuitization) period	$ 326,365		$ -		$ 316,121		$ 47,844
Total net assets	$ 21,788,889		$ 461,407		$ 34,031,636		$ 21,247,637
Units outstanding	3,097,691		162,935		11,244,956		23,752,090
Investment shares held	872,603		26,533		3,049,430		21,248,227
Investments at cost	$ 10,118,464		$ 363,280		$ 35,170,821		$ 21,248,228
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ -	-	$ 0.95	11,164
Freedom Edge®	$ 3.88	106	$ -	-	$ 1.35	33,526	$ 0.87	262,766
Phoenix Dimensions® Option 1	$ 3.42	88,235	$ 2.85	122	$ 1.37	361,823	$ 0.90	938,204
Phoenix Dimensions® Option 2	$ 3.29	50,937	$ -	-	$ 1.32	118,900	$ 0.88	503,019
Phoenix Dimensions® Option 4	$ 3.16	6,747	$ -	-	$ 1.27	27,491	$ 0.85	59,662
Phoenix Income Choice®	$ 7.64	36,494	$ -	-	$ 3.18	38,848	$ 0.90	17,180
Phoenix Investor’s Edge® Option 1	$ 6.75	119,825	$ 2.71	4,460	$ 2.83	234,935	$ 0.86	1,541,671
Phoenix Investor’s Edge® Option 2	$ 6.56	67,513	$ -	-	$ 2.75	166,048	$ 0.85	222,381
Phoenix Investor’s Edge® Option 3	$ 6.37	8,609	$ -	-	$ 2.67	3,082	$ -	-
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 0.84	5,343
Phoenix Premium Edge®	$ 7.14	125,342	$ 2.73	5,405	$ 3.20	605,643	$ 0.87	1,192,153
Phoenix Spectrum Edge® Option 1	$ 7.51	548,839	$ 2.91	15,318	$ 3.15	2,253,720	$ 0.92	2,327,325
Phoenix Spectrum Edge® Option 2	$ 7.30	1,247,903	$ 2.85	5,099	$ 3.06	5,916,710	$ 0.90	5,429,320
Phoenix Spectrum Edge® Option 3	$ 7.09	186,730	$ -	-	$ 2.97	505,185	$ 0.89	588,865
Phoenix Spectrum Edge® Option 4	$ 7.23	3,625	$ -	-	$ 3.03	12,274	$ 0.90	13,198
Phoenix Spectrum Edge® + Option 1	$ 2.69	27,566	$ -	-	$ 1.34	16,869	$ 0.91	1,944,508
Phoenix Spectrum Edge® + Option 2	$ 2.63	53,808	$ 2.82	7,889	$ 1.31	34,017	$ 0.89	3,552,758
Retirement Planner's Edge	$ 7.42	26,876	$ 2.80	4,916	$ 3.43	107,674	$ 0.89	1,177,701
The Big Edge Choice®	$ 7.46	272,730	$ 2.81	95,050	$ 3.46	338,056	$ 0.89	2,451,480
The Phoenix Edge® – VA Option 1	$ 8.18	135,009	$ 2.99	14,330	$ 3.90	264,077	$ 0.94	666,403
The Phoenix Edge® – VA Option 2	$ 7.64	40,618	$ 2.85	5,701	$ 3.55	49,341	$ 0.90	600,768
The Phoenix Edge® – VA Option 3	$ 7.49	50,179	$ 2.82	4,645	$ 3.52	156,737	$ 0.89	246,221
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Federated Hermes High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class
Assets:
Investments at fair value	$ 5,222,644		$ 25,627,958		$ 70,617,452		$ 14,015,990
Total assets	$ 5,222,644		$ 25,627,958		$ 70,617,452		$ 14,015,990
Total net assets	$ 5,222,644		$ 25,627,958		$ 70,617,452		$ 14,015,990
Net assets:
Accumulation units	$ 5,193,370		$ 25,518,221		$ 70,344,472		$ 13,904,713
Contracts in payout (annuitization) period	$ 29,274		$ 109,737		$ 272,980		$ 111,277
Total net assets	$ 5,222,644		$ 25,627,958		$ 70,617,452		$ 14,015,990
Units outstanding	1,098,291		3,279,743		8,944,561		1,925,914
Investment shares held	814,765		535,142		912,724		136,848
Investments at cost	$ 6,170,421		$ 12,030,534		$ 16,694,320		$ 4,529,083
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 7.05	981	$ -	-	$ -	-	$ 13.50	197
Freedom Edge®	$ 2.55	22,755	$ 4.85	6,600	$ 7.39	3,841	$ 5.13	5,802
Phoenix Dimensions® Option 1	$ 2.35	151,580	$ 3.93	211,164	$ 6.72	452,913	$ 4.88	12,421
Phoenix Dimensions® Option 2	$ 2.26	488	$ 3.78	70,733	$ 6.46	139,780	$ 4.69	5,845
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ -	-	$ 4.69	62
Phoenix Dimensions® Option 4	$ 2.17	257	$ -	-	$ 6.21	104,040	$ -	-
Phoenix Income Choice®	$ 6.03	469	$ 10.02	1,907	$ 13.15	61	$ 8.10	1,961
Phoenix Investor’s Edge® Option 1	$ 5.62	60,683	$ 9.86	52,906	$ 13.09	152,356	$ 8.25	38,758
Phoenix Investor’s Edge® Option 2	$ 5.46	20,209	$ 9.58	22,662	$ 12.72	68,706	$ 8.01	22,374
Phoenix Investor’s Edge® Option 3	$ 5.31	6,083	$ 9.30	7,196	$ 12.35	4,012	$ 7.78	6,579
Phoenix Investor’s Edge® Option 4	$ 5.41	321	$ -	-	$ -	-	$ -	-
Phoenix Premium Edge®	$ 5.18	181,675	$ 7.79	420,911	$ 9.20	307,510	$ 5.55	290,486
Phoenix Spectrum Edge® Option 1	$ 6.25	55,962	$ 10.96	195,616	$ 14.56	484,747	$ 9.17	259,972
Phoenix Spectrum Edge® Option 2	$ 6.08	116,399	$ 10.65	347,426	$ 14.15	1,421,682	$ 8.91	523,789
Phoenix Spectrum Edge® Option 3	$ 5.90	12,461	$ 10.35	29,491	$ 13.74	71,637	$ 8.66	23,335
Phoenix Spectrum Edge® Option 4	$ -	-	$ 10.55	800	$ 14.01	1,498	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 2.02	77,744	$ 2.97	306,050	$ 5.43	1,273,103	$ 4.05	17,833
Phoenix Spectrum Edge® + Option 2	$ 1.98	20,242	$ 2.90	33,711	$ 5.32	4,156,039	$ 3.96	6,533
Retirement Planner's Edge	$ 5.38	36,308	$ 8.23	75,782	$ 11.08	10,828	$ 5.81	8,806
The Big Edge Choice®	$ 5.26	176,502	$ 8.16	801,065	$ 9.75	186,752	$ 5.97	401,280
The Phoenix Edge® – VA Option 1	$ 6.03	89,716	$ 9.10	355,873	$ 10.88	47,466	$ 6.52	200,794
The Phoenix Edge® – VA Option 2	$ 5.62	52,509	$ 8.38	202,060	$ 9.97	39,413	$ 6.15	84,342
The Phoenix Edge® – VA Option 3	$ 5.56	14,947	$ 8.21	137,790	$ 9.76	18,177	$ 5.85	14,745
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$ 22,279,991		$ 350,189		$ 14,914,238		$ 18,258,904
Total assets	$ 22,279,991		$ 350,189		$ 14,914,238		$ 18,258,904
Total net assets	$ 22,279,991		$ 350,189		$ 14,914,238		$ 18,258,904
Net assets:
Accumulation units	$ 22,216,145		$ 315,601		$ 14,897,989		$ 18,213,039
Contracts in payout (annuitization) period	$ 63,846		$ 34,588		$ 16,249		$ 45,865
Total net assets	$ 22,279,991		$ 350,189		$ 14,914,238		$ 18,258,904
Units outstanding	14,181,358		95,965		9,008,122		8,365,589
Investment shares held	1,600,574		32,069		991,638		1,100,597
Investments at cost	$ 20,047,287		$ 246,768		$ 16,773,174		$ 18,389,601
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 1.52	7,865	$ -	-	$ 1.76	72,350	$ 2.25	40,181
Phoenix Dimensions® Option 1	$ 1.60	631,728	$ 3.70	732	$ 1.86	416,308	$ 1.89	422,364
Phoenix Dimensions® Option 2	$ 1.54	191,990	$ -	-	$ 1.79	342,268	$ 1.82	341,059
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.79	896	$ 1.82	858
Phoenix Dimensions® Option 4	$ 1.49	91,746	$ 3.47	150	$ 1.72	44,764	$ 1.75	42,673
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 4.48	221
Phoenix Investor’s Edge® Option 1	$ 1.51	516,318	$ 3.51	10,315	$ 1.75	680,067	$ 4.38	307,539
Phoenix Investor’s Edge® Option 2	$ 1.48	170,132	$ -	-	$ 1.71	808,252	$ 4.25	318,246
Phoenix Investor’s Edge® Option 3	$ 1.45	25,151	$ -	-	$ 1.67	8,055	$ 4.13	15,657
Phoenix Premium Edge®	$ 1.52	626,830	$ -	-	$ 1.76	504,764	$ 4.69	254,370
Phoenix Spectrum Edge® Option 1	$ 1.63	554,069	$ 3.77	339	$ 1.90	129,092	$ 4.87	134,191
Phoenix Spectrum Edge® Option 2	$ 1.60	2,090,311	$ 3.70	14,324	$ 1.86	605,624	$ 4.73	285,054
Phoenix Spectrum Edge® Option 3	$ 1.57	41,859	$ -	-	$ 1.82	2,250	$ 4.60	9,960
Phoenix Spectrum Edge® + Option 1	$ 1.59	2,022,664	$ -	-	$ 1.57	912,852	$ 1.40	1,048,558
Phoenix Spectrum Edge® + Option 2	$ 1.56	5,611,321	$ -	-	$ 1.54	3,895,263	$ 1.37	4,257,748
Retirement Planner's Edge	$ 1.57	755,218	$ -	-	$ 1.82	67,911	$ 5.33	29,795
The Big Edge Choice®	$ 1.57	557,101	$ 3.64	45,293	$ 1.70	358,647	$ 2.87	596,198
The Phoenix Edge® – VA Option 1	$ 1.68	161,483	$ 3.87	559	$ 1.96	86,570	$ 5.86	195,806
The Phoenix Edge® – VA Option 2	$ 1.60	36,154	$ 3.70	19,474	$ 1.86	46,341	$ 5.38	54,450
The Phoenix Edge® – VA Option 3	$ 1.58	89,418	$ 3.65	4,779	$ 1.83	25,848	$ 5.41	10,661
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund		Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Assets:
Investments at fair value	$ 212,594		$ 835,903		$ 1,450,004		$ 20,550,770
Total assets	$ 212,594		$ 835,903		$ 1,450,004		$ 20,550,770
Total net assets	$ 212,594		$ 835,903		$ 1,450,004		$ 20,550,770
Net assets:
Accumulation units	$ 212,594		$ 835,903		$ 1,450,004		$ 20,496,807
Contracts in payout (annuitization) period	$ -		$ -		$ -		$ 53,963
Total net assets	$ 212,594		$ 835,903		$ 1,450,004		$ 20,550,770
Units outstanding	122,464		277,485		560,444		8,270,058
Investment shares held	14,763		12,178		28,232		763,685
Investments at cost	$ 148,389		$ 573,514		$ 1,015,642		$ 13,871,342
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 2.51	3,835
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 2.67	34,295	$ 2.64	430,617
Phoenix Dimensions® Option 2	$ -	-	$ 2.97	72	$ -	-	$ 2.55	145,734
Phoenix Dimensions® Option 3	$ -	-	$ 2.97	105	$ 2.57	90	$ 2.55	88
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ 2.48	378	$ 2.45	94,188
Phoenix Investor’s Edge® Option 1	$ 1.66	91	$ 2.90	21,412	$ 2.52	27,661	$ 2.49	275,124
Phoenix Investor’s Edge® Option 2	$ -	-	$ 2.84	2,177	$ 2.46	13,619	$ 2.43	93,587
Phoenix Investor’s Edge® Option 3	$ 1.58	1,651	$ -	-	$ 2.41	32,909	$ -	-
Phoenix Premium Edge®	$ 1.68	16,576	$ 2.92	42,649	$ 2.53	61,679	$ 2.51	250,828
Phoenix Spectrum Edge® Option 1	$ 1.84	3,128	$ 3.15	49,005	$ 2.73	35,957	$ 2.70	376,541
Phoenix Spectrum Edge® Option 2	$ 1.79	6,141	$ 3.08	51,555	$ 2.67	36,263	$ 2.64	1,245,693
Phoenix Spectrum Edge® Option 3	$ 1.74	65,601	$ -	-	$ -	-	$ 2.58	15,984
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 2.35	60,186	$ 2.45	1,257,663
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 2.77	44,908	$ 2.30	5,477	$ 2.40	3,898,249
Retirement Planner's Edge	$ 1.74	16,786	$ -	-	$ 2.61	11,885	$ 2.58	11,177
The Big Edge Choice®	$ 1.75	12,424	$ 3.07	44,189	$ 2.61	180,382	$ 2.69	70,286
The Phoenix Edge® – VA Option 1	$ 1.90	66	$ 3.24	19,623	$ 2.81	56,508	$ 2.78	40,142
The Phoenix Edge® – VA Option 2	$ -	-	$ 3.08	1,426	$ 2.67	3,155	$ 2.64	29,982
The Phoenix Edge® – VA Option 3	$ -	-	$ 3.03	364	$ -	-	$ 2.60	30,340
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 15,580,143		$ 2,602,438		$ 1,442,149		$ 982,171
Total assets	$ 15,580,143		$ 2,602,438		$ 1,442,149		$ 982,171
Total net assets	$ 15,580,143		$ 2,602,438		$ 1,442,149		$ 982,171
Net assets:
Accumulation units	$ 15,495,476		$ 2,594,881		$ 1,442,149		$ 980,837
Contracts in payout (annuitization) period	$ 84,667		$ 7,557		$ -		$ 1,334
Total net assets	$ 15,580,143		$ 2,602,438		$ 1,442,149		$ 982,171
Units outstanding	4,525,574		1,083,869		678,528		407,264
Investment shares held	174,861		85,522		80,929		92,920
Investments at cost	$ 6,594,621		$ 2,218,014		$ 1,322,953		$ 1,172,575
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 3.34	5,269	$ 2.28	6,104	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 3.44	47,840	$ -	-	$ 2.19	8,099	$ -	-
Phoenix Dimensions® Option 2	$ 3.37	10,844	$ -	-	$ 2.11	18,603	$ -	-
Phoenix Dimensions® Option 4	$ 3.29	4,029	$ -	-	$ -	-	$ -	-
Phoenix Income Choice®	$ 3.44	2,887	$ 2.41	3,088	$ -	-	$ 2.46	519
Phoenix Investor’s Edge® Option 1	$ 3.32	49,743	$ 2.27	27,102	$ 2.06	11,323	$ 2.30	25,344
Phoenix Investor’s Edge® Option 2	$ 3.28	73,157	$ 2.22	20,402	$ 2.02	14,438	$ 2.25	8,636
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ 1.97	14,123	$ -	-
Phoenix Premium Edge®	$ 3.34	95,677	$ 2.28	92,920	$ 2.08	91,648	$ 2.32	84,590
Phoenix Spectrum Edge® Option 1	$ 3.49	1,081,747	$ 2.46	237,918	$ 2.24	28,880	$ 2.52	68,559
Phoenix Spectrum Edge® Option 2	$ 3.44	2,582,332	$ 2.41	578,895	$ 2.19	105,223	$ 2.46	105,353
Phoenix Spectrum Edge® Option 3	$ 3.40	215,593	$ 2.35	36,621	$ 2.14	73,085	$ 2.40	64,496
Phoenix Spectrum Edge® Option 4	$ 3.43	3,151	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.89	7,230	$ -	-
Retirement Planner's Edge	$ 3.40	4,801	$ 2.35	2,881	$ 2.14	10,847	$ -	-
The Big Edge Choice®	$ 3.40	181,212	$ 2.36	35,733	$ 2.07	158,147	$ 2.41	35,639
The Phoenix Edge® – VA Option 1	$ 3.55	39,000	$ 2.54	32,740	$ 2.30	540	$ 2.60	3,447
The Phoenix Edge® – VA Option 2	$ 3.44	113,485	$ 2.41	775	$ 2.19	125,573	$ 2.46	10,681
The Phoenix Edge® – VA Option 3	$ 3.41	14,807	$ 2.37	8,690	$ 2.16	10,769	$ -	-
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 470,151		$ 3,799,844		$ 31,932,477		$ 2,142,537
Total assets	$ 470,151		$ 3,799,844		$ 31,932,477		$ 2,142,537
Total net assets	$ 470,151		$ 3,799,844		$ 31,932,477		$ 2,142,537
Net assets:
Accumulation units	$ 452,099		$ 3,784,578		$ 31,744,327		$ 2,106,140
Contracts in payout (annuitization) period	$ 18,052		$ 15,266		$ 188,150		$ 36,397
Total net assets	$ 470,151		$ 3,799,844		$ 31,932,477		$ 2,142,537
Units outstanding	174,009		1,713,133		14,988,276		1,106,968
Investment shares held	28,897		304,231		913,923		88,939
Investments at cost	$ 768,331		$ 3,545,541		$ 24,281,417		$ 1,777,717
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ -	-	$ 2.03	14,828	$ 1.88	438
Phoenix Dimensions® Option 1	$ -	-	$ 2.27	12,826	$ 2.15	332,308	$ 1.96	10,494
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 2.07	45,771	$ -	-
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 2.07	116	$ -	-
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ 1.99	66,928	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 2.15	7,027	$ -	-
Phoenix Investor’s Edge® Option 1	$ 2.56	7,626	$ 2.14	94,828	$ 2.01	360,498	$ 1.87	74,807
Phoenix Investor’s Edge® Option 2	$ -	-	$ 2.09	33,368	$ 1.97	261,373	$ 1.82	31,190
Phoenix Investor’s Edge® Option 3	$ -	-	$ 2.04	25,032	$ -	-	$ 1.78	6,137
Phoenix Investor’s Edge® Option 4	$ 2.48	2,141	$ 2.07	843	$ 1.95	5,188	$ 1.81	3,978
Phoenix Premium Edge®	$ 2.58	10,603	$ 2.16	273,836	$ 2.03	361,506	$ 1.88	189,476
Phoenix Spectrum Edge® Option 1	$ 2.80	27,652	$ 2.34	215,705	$ 2.20	3,102,726	$ 2.04	111,393
Phoenix Spectrum Edge® Option 2	$ 2.73	54,799	$ 2.28	295,009	$ 2.15	8,579,639	$ 1.99	239,637
Phoenix Spectrum Edge® Option 3	$ 2.67	5,159	$ 2.23	58,917	$ 2.10	497,262	$ 1.94	8,129
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 2.13	6,424	$ 1.97	1,710
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.99	91,057	$ 1.69	69,324	$ 1.50	27,453
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.95	31,466	$ 1.65	374,321	$ 1.47	21,752
Retirement Planner's Edge	$ 2.67	24,322	$ 2.23	105,712	$ 2.10	96,941	$ 1.94	44,190
The Big Edge Choice®	$ 2.68	21,292	$ 2.24	336,784	$ 2.10	447,843	$ 1.95	154,344
The Phoenix Edge® – VA Option 1	$ 2.89	3,130	$ 2.41	29,677	$ 2.27	133,942	$ 2.10	71,508
The Phoenix Edge® – VA Option 2	$ -	-	$ 2.28	30,958	$ 2.15	129,773	$ 1.99	12,240
The Phoenix Edge® – VA Option 3	$ 2.69	17,285	$ 2.24	77,115	$ 2.11	94,538	$ 1.96	98,092
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 5,305,309		$ 19,247,354		$ 8,450,396		$ 19,742,984
Total assets	$ 5,305,309		$ 19,247,354		$ 8,450,396		$ 19,742,984
Total net assets	$ 5,305,309		$ 19,247,354		$ 8,450,396		$ 19,742,984
Net assets:
Accumulation units	$ 5,305,309		$ 19,057,299		$ 8,397,029		$ 19,740,265
Contracts in payout (annuitization) period	$ -		$ 190,055		$ 53,367		$ 2,719
Total net assets	$ 5,305,309		$ 19,247,354		$ 8,450,396		$ 19,742,984
Units outstanding	2,732,460		11,773,806		4,625,890		13,742,075
Investment shares held	408,730		1,712,398		737,382		1,791,559
Investments at cost	$ 3,796,659		$ 17,254,907		$ 7,142,632		$ 18,886,104
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Dimensions® Option 1	$ 1.95	51,921	$ 1.66	1,967,252	$ 1.85	312,963	$ 1.45	1,085,250
Phoenix Dimensions® Option 2	$ 1.90	52,515	$ 1.62	397,167	$ 1.80	153,028	$ 1.42	423,106
Phoenix Dimensions® Option 4	$ 1.85	195,036	$ 1.58	387,505	$ 1.75	350,862	$ 1.38	296,261
Phoenix Investor’s Edge® Option 1	$ 1.87	35,985	$ 1.59	1,301,408	$ 1.77	148,237	$ 1.39	1,041,079
Phoenix Investor’s Edge® Option 2	$ 1.84	44,802	$ 1.57	639,792	$ 1.75	255,920	$ 1.37	327,945
Phoenix Investor’s Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 1.35	117,022
Phoenix Premium Edge®	$ 1.88	12,850	$ 1.60	1,372,139	$ 1.78	361,959	$ 1.40	728,624
Phoenix Spectrum Edge® Option 1	$ 1.98	590,134	$ 1.68	969,005	$ 1.88	290,227	$ 1.48	838,870
Phoenix Spectrum Edge® Option 2	$ 1.95	1,000,001	$ 1.66	1,541,435	$ 1.85	1,133,302	$ 1.45	1,383,933
Phoenix Spectrum Edge® Option 3	$ 1.92	117,429	$ 1.63	170,435	$ 1.82	50,453	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.96	210,783	$ 1.67	616,473	$ 1.86	252,565	$ 1.46	1,297,739
Phoenix Spectrum Edge® + Option 2	$ 1.93	252,277	$ 1.64	1,762,845	$ 1.83	346,012	$ 1.44	4,822,004
Retirement Planner's Edge	$ -	-	$ 1.63	76,037	$ -	-	$ 1.43	56,378
The Big Edge Choice®	$ 1.92	29,510	$ 1.64	420,625	$ 1.82	375,534	$ 1.43	527,344
The Phoenix Edge® – VA Option 1	$ 2.02	20,914	$ 1.72	92,050	$ 1.92	192,897	$ 1.51	175,079
The Phoenix Edge® – VA Option 2	$ 1.95	118,303	$ 1.66	59,638	$ 1.85	292,605	$ 1.45	75,672
The Phoenix Edge® – VA Option 3	$ -	-	$ -	-	$ 1.83	109,326	$ 1.44	545,769
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 735,217		$ 14,786,372		$ 1,592,944		$ 4,427,298
Total assets	$ 735,217		$ 14,786,372		$ 1,592,944		$ 4,427,298
Total net assets	$ 735,217		$ 14,786,372		$ 1,592,944		$ 4,427,298
Net assets:
Accumulation units	$ 638,007		$ 14,750,763		$ 1,592,944		$ 4,427,298
Contracts in payout (annuitization) period	$ 97,210		$ 35,609		$ -		$ -
Total net assets	$ 735,217		$ 14,786,372		$ 1,592,944		$ 4,427,298
Units outstanding	362,126		27,076,105		1,013,902		2,550,242
Investment shares held	20,388		2,412,132		114,436		381,992
Investments at cost	$ 499,801		$ 45,368,580		$ 1,429,574		$ 3,990,009
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ 0.52	12,147	$ 1.50	96,528	$ 1.68	91,648
Phoenix Dimensions® Option 1	$ -	-	$ 0.55	1,372,651	$ 1.58	77,731	$ 1.77	28,738
Phoenix Dimensions® Option 2	$ -	-	$ 0.53	476,405	$ -	-	$ 1.70	20,748
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ -	-	$ 1.70	59
Phoenix Dimensions® Option 4	$ 1.99	70	$ 0.51	308,320	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 0.52	869,195	$ 1.49	11,325	$ 1.66	81,428
Phoenix Investor’s Edge® Option 2	$ 1.98	43,874	$ 0.51	314,271	$ 1.45	6,325	$ 1.63	39,740
Phoenix Premium Edge®	$ 2.00	24,048	$ 0.52	1,329,221	$ 1.50	71,830	$ 1.68	205,207
Phoenix Spectrum Edge® Option 1	$ 2.06	56,817	$ 0.56	836,417	$ 1.61	76,431	$ 1.81	111,015
Phoenix Spectrum Edge® Option 2	$ 2.04	101,561	$ 0.55	2,899,041	$ 1.58	200,356	$ 1.77	168,997
Phoenix Spectrum Edge® Option 3	$ 2.03	9,917	$ 0.54	58,845	$ 1.54	4,369	$ 1.73	47,812
Phoenix Spectrum Edge® + Option 1	$ 2.05	4,104	$ 0.56	4,525,597	$ 1.55	32,322	$ 1.71	35,448
Phoenix Spectrum Edge® + Option 2	$ 2.03	12,083	$ 0.55	13,846,446	$ -	-	$ 1.68	23,422
Retirement Planner's Edge	$ 2.03	49,204	$ 0.54	18,414	$ 1.54	92,495	$ 1.73	420,329
The Big Edge Choice®	$ 2.03	40,978	$ 0.57	102,237	$ 1.53	86,854	$ 1.70	757,821
The Phoenix Edge® – VA Option 1	$ -	-	$ 0.58	24,025	$ 1.66	178,095	$ 1.86	370,541
The Phoenix Edge® – VA Option 2	$ 2.04	19,470	$ 0.55	43,003	$ 1.58	35,570	$ 1.77	105,855
The Phoenix Edge® – VA Option 3	$ -	-	$ 0.54	39,870	$ 1.55	43,671	$ 1.74	41,434
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
Assets:
Investments at fair value	$ 94,666		$ 412,939		$ 2,096,596		$ 4,656,283
Total assets	$ 94,666		$ 412,939		$ 2,096,596		$ 4,656,283
Total net assets	$ 94,666		$ 412,939		$ 2,096,596		$ 4,656,283
Net assets:
Accumulation units	$ 94,666		$ 412,939		$ 2,095,318		$ 4,650,283
Contracts in payout (annuitization) period	$ -		$ -		$ 1,278		$ 6,000
Total net assets	$ 94,666		$ 412,939		$ 2,096,596		$ 4,656,283
Units outstanding	515,368		81,724		848,593		1,796,614
Investment shares held	1,412		2,853		180,120		350,624
Investments at cost	$ 435,858		$ 117,684		$ 1,651,897		$ 5,209,159
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 1.82	3,695
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 1.59	43,359	$ 1.45	45,132
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.53	10,530	$ 1.40	44,449
Phoenix Dimensions® Option 3	$ -	-	$ -	-	$ 1.53	89	$ 1.40	133
Phoenix Dimensions® Option 4	$ -	-	$ -	-	$ -	-	$ 1.34	2,083
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 3.19	1,180
Phoenix Investor’s Edge® Option 1	$ 0.18	109,249	$ 4.91	1,560	$ 1.49	16,846	$ 3.30	48,109
Phoenix Investor’s Edge® Option 2	$ 0.17	23,295	$ 4.78	964	$ 1.46	12,936	$ 3.20	11,413
Phoenix Investor’s Edge® Option 3	$ 0.17	1,186	$ 4.65	994	$ 1.43	22,203	$ 3.11	228
Phoenix Investor’s Edge® Option 4	$ -	-	$ -	-	$ -	-	$ 3.17	1,639
Phoenix Premium Edge®	$ 0.18	151,001	$ 4.95	56,742	$ 6.07	29,368	$ 2.58	160,998
Phoenix Spectrum Edge® Option 1	$ 0.19	698	$ 5.41	1,861	$ 1.62	21,911	$ 3.67	152,406
Phoenix Spectrum Edge® Option 2	$ 0.19	158,126	$ 5.27	11,558	$ 1.59	115,045	$ 3.56	279,343
Phoenix Spectrum Edge® Option 3	$ -	-	$ 5.13	1,556	$ -	-	$ 3.46	33,738
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 1.57	1,340	$ 3.53	1,555
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.36	57,875	$ 1.01	105,664
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.33	181	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ 5.37	22,853	$ 3.03	38,710
The Big Edge Choice®	$ -	-	$ -	-	$ 2.01	419,856	$ 1.92	619,461
The Phoenix Edge® – VA Option 1	$ 0.20	71,813	$ 5.61	6,489	$ 6.92	48,594	$ 3.32	182,078
The Phoenix Edge® – VA Option 2	$ -	-	$ -	-	$ 6.43	17,930	$ 3.16	59,229
The Phoenix Edge® – VA Option 3	$ -	-	$ -	-	$ 5.44	7,677	$ 2.88	5,371
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
Assets:
Investments at fair value	$ 16,864,928		$ 1,342,138		$ 14,314,151		$ 62,577,227
Total assets	$ 16,864,928		$ 1,342,138		$ 14,314,151		$ 62,577,227
Total net assets	$ 16,864,928		$ 1,342,138		$ 14,314,151		$ 62,577,227
Net assets:
Accumulation units	$ 16,820,571		$ 1,342,138		$ 14,273,169		$ 62,398,297
Contracts in payout (annuitization) period	$ 44,357		$ -		$ 40,982		$ 178,930
Total net assets	$ 16,864,928		$ 1,342,138		$ 14,314,151		$ 62,577,227
Units outstanding	9,422,968		610,515		9,347,638		21,754,441
Investment shares held	1,509,841		98,759		1,324,158		5,683,672
Investments at cost	$ 19,747,427		$ 1,211,310		$ 13,481,225		$ 66,047,227
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 5.00	532	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ 2.02	27,124	$ 2.14	66,994	$ 1.48	5,370	$ 2.78	12,161
Phoenix Dimensions® Option 1	$ 1.64	423,649	$ 2.24	737	$ 1.55	476,241	$ 2.91	1,138,663
Phoenix Dimensions® Option 2	$ 1.58	370,855	$ -	-	$ 1.50	173,371	$ 2.81	429,756
Phoenix Dimensions® Option 3	$ 1.58	989	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 4	$ 1.52	51,340	$ -	-	$ 1.45	45,666	$ 2.72	227,758
Phoenix Investor’s Edge® Option 1	$ 3.69	325,654	$ -	-	$ 1.47	284,686	$ 2.76	677,265
Phoenix Investor’s Edge® Option 2	$ 3.58	379,139	$ 2.08	55,939	$ 1.44	82,480	$ 2.70	204,860
Phoenix Investor’s Edge® Option 3	$ 3.48	1,012	$ 2.04	15,743	$ -	-	$ -	-
Phoenix Premium Edge®	$ 3.57	283,714	$ 2.14	45,109	$ 1.48	423,553	$ 2.78	758,481
Phoenix Spectrum Edge® Option 1	$ 4.10	121,107	$ 2.29	5,936	$ 1.58	64,252	$ 2.97	113,155
Phoenix Spectrum Edge® Option 2	$ 3.99	302,376	$ 2.24	37,983	$ 1.55	354,862	$ 2.91	553,464
Phoenix Spectrum Edge® Option 3	$ 3.87	7,818	$ 2.20	36,546	$ 1.52	33,218	$ 2.85	50,735
Phoenix Spectrum Edge® + Option 1	$ 1.20	1,149,692	$ 2.26	9,893	$ 1.56	1,975,460	$ 2.93	4,296,851
Phoenix Spectrum Edge® + Option 2	$ 1.17	4,970,915	$ 2.21	252	$ 1.53	5,184,483	$ 2.87	12,957,751
Retirement Planner's Edge	$ 4.36	37,965	$ 2.20	29,554	$ 1.52	69,649	$ 2.85	64,905
The Big Edge Choice®	$ 2.60	849,781	$ 2.20	136,808	$ 1.52	58,406	$ 2.86	141,441
The Phoenix Edge® – VA Option 1	$ 4.96	66,098	$ 2.35	60,636	$ 1.62	23,176	$ 3.05	97,357
The Phoenix Edge® – VA Option 2	$ 4.72	27,515	$ 2.24	80,309	$ 1.55	38,636	$ 2.91	19,548
The Phoenix Edge® – VA Option 3	$ 4.08	25,693	$ 2.21	28,076	$ 1.53	54,129	$ 2.87	10,290
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$ 10,768,289		$ 27,229,228		$ 45,806,167		$ 36,633,260
Total assets	$ 10,768,289		$ 27,229,228		$ 45,806,167		$ 36,633,260
Total net assets	$ 10,768,289		$ 27,229,228		$ 45,806,167		$ 36,633,260
Net assets:
Accumulation units	$ 10,747,121		$ 27,168,395		$ 45,562,964		$ 32,261,076
Contracts in payout (annuitization) period	$ 21,168		$ 60,833		$ 243,203		$ 4,372,184
Total net assets	$ 10,768,289		$ 27,229,228		$ 45,806,167		$ 36,633,260
Units outstanding	3,870,733		7,582,275		9,539,632		9,123,504
Investment shares held	685,442		1,537,506		936,348		3,174,459
Investments at cost	$ 9,502,308		$ 34,917,614		$ 20,635,018		$ 35,539,565
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Freedom Edge®	$ 2.68	7,684	$ 3.86	3,525	$ -	-	$ 2.87	16,078
Phoenix Dimensions® Option 1	$ 2.81	177,822	$ 2.55	343,032	$ 3.96	7,940	$ 2.50	41,132
Phoenix Dimensions® Option 2	$ 2.72	85,667	$ 2.45	111,106	$ -	-	$ 2.41	10,829
Phoenix Dimensions® Option 3	$ -	-	$ 2.45	47	$ -	-	$ 2.41	165
Phoenix Dimensions® Option 4	$ 2.63	40,362	$ 2.35	78,660	$ -	-	$ 2.31	8,406
Phoenix Income Choice®	$ -	-	$ 10.90	486	$ 6.46	2,706	$ 5.00	78,642
Phoenix Income Choice® with GPAF	$ -	-	$ -	-	$ -	-	$ 2.23	1,732,657
Phoenix Investor’s Edge® Option 1	$ 2.66	111,667	$ 10.01	63,842	$ 6.94	15,808	$ 4.95	116,218
Phoenix Investor’s Edge® Option 2	$ 2.61	31,867	$ 9.72	30,903	$ 6.74	46,609	$ 4.81	150,665
Phoenix Investor’s Edge® Option 3	$ -	-	$ 9.44	3,634	$ 6.55	643	$ 4.67	8,460
Phoenix Investor’s Edge® Option 4	$ -	-	$ 9.63	184	$ 6.68	1,755	$ 4.76	378
Phoenix Premium Edge®	$ 2.68	137,776	$ 11.84	112,390	$ 3.60	483,090	$ 4.12	660,634
Phoenix Spectrum Edge® Option 1	$ 2.87	32,008	$ 11.13	239,235	$ 7.72	235,095	$ 5.50	836,208
Phoenix Spectrum Edge® Option 2	$ 2.81	137,385	$ 10.81	556,250	$ 7.50	494,290	$ 5.35	1,854,476
Phoenix Spectrum Edge® Option 3	$ 2.76	7,852	$ 10.51	44,667	$ 7.29	17,369	$ 5.19	147,528
Phoenix Spectrum Edge® Option 4	$ -	-	$ -	-	$ 7.43	568	$ 5.30	3,102
Phoenix Spectrum Edge® + Option 1	$ 2.83	676,601	$ 1.79	1,415,463	$ 3.46	7,514	$ 1.95	20,756
Phoenix Spectrum Edge® + Option 2	$ 2.77	2,094,309	$ 1.76	4,165,779	$ 3.39	20,229	$ -	-
Retirement Planner's Edge	$ 2.76	31,900	$ 15.06	28,791	$ 4.74	293,817	$ 4.62	172,142
The Big Edge Choice®	$ 2.76	111,172	$ 9.34	299,743	$ 4.47	5,554,682	$ 2.94	2,098,623
The Phoenix Edge® – VA Option 1	$ 2.95	99,356	$ 16.62	46,299	$ 5.08	1,425,893	$ 5.14	707,774
The Phoenix Edge® – VA Option 2	$ 2.81	86,972	$ 15.28	28,956	$ 4.72	783,575	$ 4.71	300,188
The Phoenix Edge® – VA Option 3	$ 2.77	333	$ 14.29	9,283	$ 4.60	148,049	$ 4.79	158,443
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus SGA International Growth Series – Class A Shares
Assets:
Investments at fair value	$ 39,309,898		$ 42,402,686		$ 44,719,740		$ 95,572,378
Total assets	$ 39,309,898		$ 42,402,686		$ 44,719,740		$ 95,572,378
Total net assets	$ 39,309,898		$ 42,402,686		$ 44,719,740		$ 95,572,378
Net assets:
Accumulation units	$ 39,216,645		$ 42,326,058		$ 44,495,371		$ 95,264,584
Contracts in payout (annuitization) period	$ 93,253		$ 76,628		$ 224,369		$ 307,794
Total net assets	$ 39,309,898		$ 42,402,686		$ 44,719,740		$ 95,572,378
Units outstanding	1,742,552		9,689,084		15,814,065		44,800,636
Investment shares held	979,320		2,236,429		4,672,909		6,604,864
Investments at cost	$ 17,085,547		$ 30,899,721		$ 43,523,785		$ 108,398,683
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ -	-	$ -	-	$ 5.45	4,582	$ -	-
Freedom Edge®	$ 8.34	11,500	$ 4.09	2,585	$ 2.07	50,918	$ 2.62	23,312
Phoenix Dimensions® Option 1	$ 7.80	11,397	$ 2.96	475,440	$ 1.98	801,110	$ 2.01	1,710,345
Phoenix Dimensions® Option 2	$ -	-	$ 2.85	158,639	$ 1.91	200,682	$ 1.94	542,362
Phoenix Dimensions® Option 4	$ 7.21	3,853	$ 2.74	91,626	$ 1.83	79,793	$ 1.86	355,608
Phoenix Income Choice®	$ 23.51	463	$ 9.61	34	$ 5.22	5,696	$ 4.72	2,994
Phoenix Investor’s Edge® Option 1	$ 21.83	16,100	$ 8.96	102,834	$ 4.72	340,577	$ 4.89	454,945
Phoenix Investor’s Edge® Option 2	$ 21.22	24,040	$ 8.70	82,507	$ 4.58	124,313	$ 4.75	224,769
Phoenix Investor’s Edge® Option 3	$ 20.63	1,694	$ 8.45	11,771	$ 4.45	2,977	$ -	-
Phoenix Investor’s Edge® Option 4	$ 21.02	430	$ 8.62	234	$ 4.54	8,194	$ 4.70	2,135
Phoenix Premium Edge®	$ 22.03	209,952	$ 9.43	280,307	$ 5.14	700,998	$ 3.06	929,257
Phoenix Spectrum Edge® Option 1	$ 24.18	139,746	$ 9.97	389,339	$ 5.25	590,246	$ 5.44	1,859,508
Phoenix Spectrum Edge® Option 2	$ 23.51	179,674	$ 9.68	1,065,536	$ 5.10	1,331,625	$ 5.28	5,246,575
Phoenix Spectrum Edge® Option 3	$ 22.87	48,320	$ 9.40	70,483	$ 4.95	79,101	$ 5.13	375,568
Phoenix Spectrum Edge® Option 4	$ 23.30	127	$ 9.59	884	$ 5.05	3,194	$ 5.23	3,186
Phoenix Spectrum Edge® + Option 1	$ 5.28	13,464	$ 2.19	1,593,540	$ 1.83	2,587,041	$ 1.25	7,752,716
Phoenix Spectrum Edge® + Option 2	$ 5.17	44,541	$ 2.14	4,678,356	$ 1.79	6,606,560	$ 1.23	23,777,464
Retirement Planner's Edge	$ 22.87	68,018	$ 10.07	51,602	$ 5.55	146,826	$ 3.65	88,662
The Big Edge Choice®	$ 22.97	473,199	$ 10.89	289,110	$ 3.44	1,540,248	$ 3.30	848,980
The Phoenix Edge® – VA Option 1	$ 25.09	291,629	$ 12.06	142,240	$ 6.24	309,180	$ 4.10	408,883
The Phoenix Edge® – VA Option 2	$ 23.51	187,270	$ 10.42	99,166	$ 5.78	137,200	$ 3.72	142,561
The Phoenix Edge® – VA Option 3	$ 23.08	17,135	$ 10.85	102,851	$ 5.38	163,004	$ 3.45	50,806
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 17,181,680		$ 40,332,386		$ 5,842,330		$ 36,995,624
Total assets	$ 17,181,680		$ 40,332,386		$ 5,842,330		$ 36,995,624
Total net assets	$ 17,181,680		$ 40,332,386		$ 5,842,330		$ 36,995,624
Net assets:
Accumulation units	$ 17,057,685		$ 40,202,893		$ 5,836,800		$ 36,904,419
Contracts in payout (annuitization) period	$ 123,995		$ 129,493		$ 5,530		$ 91,205
Total net assets	$ 17,181,680		$ 40,332,386		$ 5,842,330		$ 36,995,624
Units outstanding	3,088,398		8,716,626		649,074		3,186,737
Investment shares held	964,753		1,438,901		286,108		1,502,055
Investments at cost	$ 13,852,777		$ 34,579,435		$ 4,889,659		$ 30,504,051
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 2	$ 7.64	696	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ -	-	$ 4.71	5,925	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 2.78	35,458	$ 3.07	250,798	$ 3.67	25,874	$ 3.82	19,888
Phoenix Dimensions® Option 2	$ -	-	$ 2.95	105,172	$ 3.53	14,263	$ 3.68	25,998
Phoenix Dimensions® Option 3	$ -	-	$ 2.95	73	$ -	-	$ 3.68	78
Phoenix Dimensions® Option 4	$ -	-	$ 2.84	58,263	$ 3.39	749	$ -	-
Phoenix Income Choice®	$ -	-	$ 8.60	956	$ -	-	$ 10.57	824
Phoenix Investor’s Edge® Option 1	$ 5.68	17,321	$ 9.54	58,836	$ 9.58	14,251	$ 10.30	20,173
Phoenix Investor’s Edge® Option 2	$ 5.52	6,188	$ 9.26	28,879	$ 9.30	4,631	$ 10.01	7,373
Phoenix Investor’s Edge® Option 3	$ 5.36	4,906	$ 9.00	461	$ -	-	$ 9.72	1,734
Phoenix Investor’s Edge® Option 4	$ -	-	$ 9.18	568	$ 9.21	216	$ -	-
Phoenix Premium Edge®	$ 5.61	115,961	$ 5.42	256,605	$ 10.12	80,016	$ 11.59	130,227
Phoenix Spectrum Edge® Option 1	$ 6.32	84,245	$ 10.61	304,538	$ 10.65	72,894	$ 11.46	103,727
Phoenix Spectrum Edge® Option 2	$ 6.14	167,672	$ 10.31	683,583	$ 10.35	69,097	$ 11.13	157,444
Phoenix Spectrum Edge® Option 3	$ 5.96	5,294	$ 10.01	40,706	$ 10.05	5,252	$ 10.82	10,599
Phoenix Spectrum Edge® + Option 1	$ 2.37	22,179	$ 1.75	1,268,575	$ 2.42	56,049	$ 3.04	23,125
Phoenix Spectrum Edge® + Option 2	$ 2.32	14,431	$ 1.72	3,834,892	$ 2.37	6,114	$ 2.98	39,311
Retirement Planner's Edge	$ 6.17	10,027	$ 8.59	30,035	$ 13.07	16,530	$ 11.75	51,776
The Big Edge Choice®	$ 5.15	1,968,992	$ 9.64	1,357,771	$ 7.60	177,577	$ 11.81	1,962,803
The Phoenix Edge® – VA Option 1	$ 7.15	414,173	$ 9.57	285,164	$ 14.15	66,854	$ 12.98	417,293
The Phoenix Edge® – VA Option 2	$ 6.50	205,394	$ 8.68	108,844	$ 12.87	35,858	$ 11.94	169,190
The Phoenix Edge® – VA Option 3	$ 6.32	15,461	$ 8.48	35,982	$ 12.36	2,849	$ 11.79	45,174
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	AMT Sustainable Equity Portfolio - Class S	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Income:
Dividends	$ 106,030	$ -	$ 98,878	$ 25,151
Expenses:
Mortality and expense fees	66,508	40,689	315,123	22,296
Administrative fees	6,082	4,559	32,618	2,516
Net investment income (loss)	33,440	(45,248)	(248,863)	339
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3,619)	35,101	13,996	27,012
Realized gain distributions	151,088	550,884	1,087,752	73,809
Realized gain (loss)	147,469	585,985	1,101,748	100,821
Change in unrealized appreciation (depreciation) during the year	195,103	713,047	3,579,570	149,905
Net increase (decrease) in net assets from operations	$ 376,012	$ 1,253,784	$ 4,432,455	$ 251,065

	DWS Equity 500 Index VIP – Class A	DWS Small Cap Index VIP – Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II - Service Shares
Income:
Dividends	$ 326,460	$ 4,399	$ 848,957	$ 43,249
Expenses:
Mortality and expense fees	225,383	4,723	394,550	259,498
Administrative fees	24,045	488	43,012	26,980
Net investment income (loss)	77,032	(812)	411,395	(243,229)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	740,596	11,133	(58,662)	(593)
Realized gain distributions	1,145,362	40,710	-	-
Realized gain (loss)	1,885,958	51,843	(58,662)	(593)
Change in unrealized appreciation (depreciation) during the year	1,178,740	20,590	996,164	-
Net increase (decrease) in net assets from operations	$ 3,141,730	$ 71,621	$ 1,348,897	$ (243,822)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Federated Hermes High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class
Income:
Dividends	$ 321,779	$ 35,170	$ 4,460	$ 7,980
Expenses:
Mortality and expense fees	63,429	276,466	715,728	143,206
Administrative fees	6,481	29,257	75,238	15,428
Net investment income (loss)	251,869	(270,553)	(786,506)	(150,654)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(45,875)	1,313,224	9,952,185	788,618
Realized gain distributions	-	123,209	3,549,478	1,216,204
Realized gain (loss)	(45,875)	1,436,433	13,501,663	2,004,822
Change in unrealized appreciation (depreciation) during the year	(48,884)	4,866,227	18,925,474	2,543,020
Net increase (decrease) in net assets from operations	$ 157,110	$ 6,032,107	$ 31,640,631	$ 4,397,188

	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$ 469,233	$ -	$ 858,771	$ 494,706
Expenses:
Mortality and expense fees	256,466	3,736	191,633	224,159
Administrative fees	26,543	377	18,421	22,122
Net investment income (loss)	186,224	(4,113)	648,717	248,425
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	161,770	5,575	(361,370)	138,188
Realized gain distributions	8,020	18,194	12,164	687,776
Realized gain (loss)	169,790	23,769	(349,206)	825,964
Change in unrealized appreciation (depreciation) during the year	1,218,125	87,601	(615,317)	(2,511,915)
Net increase (decrease) in net assets from operations	$ 1,574,139	$ 107,257	$ (315,806)	$ (1,437,526)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Guggenheim VT Long Short Equity Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Income:
Dividends	$ 2,099	$ -	$ 5,345	$ 62,281
Expenses:
Mortality and expense fees	3,064	8,214	14,702	200,406
Administrative fees	296	854	1,492	20,822
Net investment income (loss)	(1,261)	(9,068)	(10,849)	(158,947)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	19,306	5,826	4,652	222,208
Realized gain distributions	-	108,713	44,324	248,354
Realized gain (loss)	19,306	114,539	48,976	470,562
Change in unrealized appreciation (depreciation) during the year	(14,226)	107,945	256,191	2,950,106
Net increase (decrease) in net assets from operations	$ 3,819	$ 213,416	$ 294,318	$ 3,261,721

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ 9,789	$ 32,394	$ 27,864	$ 6,556
Expenses:
Mortality and expense fees	157,582	27,758	16,469	11,744
Administrative fees	17,504	3,023	1,638	1,176
Net investment income (loss)	(165,297)	1,613	9,757	(6,364)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	697,612	33,785	(1,780)	(10,946)
Realized gain distributions	1,021,338	558,817	57,602	185,606
Realized gain (loss)	1,718,950	592,602	55,822	174,660
Change in unrealized appreciation (depreciation) during the year	3,349,653	(300,401)	29,896	(102,879)
Net increase (decrease) in net assets from operations	$ 4,903,306	$ 293,814	$ 95,475	$ 65,417

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ 773	$ 137,833	$ 494,705	$ 20,948
Expenses:
Mortality and expense fees	4,790	49,242	326,038	23,998
Administrative fees	498	4,933	35,808	2,433
Net investment income (loss)	(4,515)	83,658	132,859	(5,483)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(6,232)	(28,500)	98,993	22,409
Realized gain distributions	29,534	-	-	-
Realized gain (loss)	23,302	(28,500)	98,993	22,409
Change in unrealized appreciation (depreciation) during the year	6,477	119,649	278,562	(22,113)
Net increase (decrease) in net assets from operations	$ 25,264	$ 174,807	$ 510,414	$ (5,187)

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 86,814	$ 365,182	$ 155,275	$ 391,088
Expenses:
Mortality and expense fees	54,557	233,105	103,132	246,069
Administrative fees	5,853	23,041	10,513	24,878
Net investment income (loss)	26,404	109,036	41,630	120,141
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	63,252	(154,197)	222,246	(78,212)
Realized gain distributions	96,318	233,795	222,138	219,583
Realized gain (loss)	159,570	79,598	444,384	141,371
Change in unrealized appreciation (depreciation) during the year	216,869	1,029,837	136,457	928,867
Net increase (decrease) in net assets from operations	$ 402,843	$ 1,218,471	$ 622,471	$ 1,190,379

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:
Dividends	$ -	$ 760,725	$ 21,442	$ 83,934
Expenses:
Mortality and expense fees	7,250	150,870	18,745	49,371
Administrative fees	734	15,527	2,033	5,188
Net investment income (loss)	(7,984)	594,328	664	29,375
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	8,256	(101,956)	22,821	58,413
Realized gain distributions	31,968	-	-	47,055
Realized gain (loss)	40,224	(101,956)	22,821	105,468
Change in unrealized appreciation (depreciation) during the year	168,330	(352,930)	134,164	146,042
Net increase (decrease) in net assets from operations	$ 200,570	$ 139,442	$ 157,649	$ 280,885

	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2
Income:
Dividends	$ 252	$ 3,678	$ 73,097	$ 144,515
Expenses:
Mortality and expense fees	1,157	5,123	20,928	49,264
Administrative fees	113	473	2,215	5,290
Net investment income (loss)	(1,018)	(1,918)	49,954	89,961
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(59,428)	49,577	(1,480)	(81,776)
Realized gain distributions	-	43,142	45,873	-
Realized gain (loss)	(59,428)	92,719	44,393	(81,776)
Change in unrealized appreciation (depreciation) during the year	34,553	(28,632)	186,468	(146,812)
Net increase (decrease) in net assets from operations	$ (25,893)	$ 62,169	$ 280,815	$ (138,627)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Templeton Growth VIP Fund – Class 2	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund
Income:
Dividends	$ 503,004	$ 15,959	$ 238,976	$ 338,694
Expenses:
Mortality and expense fees	213,676	15,327	174,137	695,823
Administrative fees	20,747	1,511	17,913	71,158
Net investment income (loss)	268,581	(879)	46,926	(428,287)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(286,998)	12,518	29,601	1,606,313
Realized gain distributions	-	45,169	-	1,734,916
Realized gain (loss)	(286,998)	57,687	29,601	3,341,229
Change in unrealized appreciation (depreciation) during the year	369,874	146,313	1,044,267	8,757,342
Net increase (decrease) in net assets from operations	$ 351,457	$ 203,121	$ 1,120,794	$ 11,670,284

	TVST Touchstone Small Company Fund	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Enhanced Core Equity Series – Class A Shares
Income:
Dividends	$ 13,593	$ 294,717	$ -	$ 562,250
Expenses:
Mortality and expense fees	100,181	298,811	445,918	432,181
Administrative fees	10,365	31,450	47,845	37,406
Net investment income (loss)	(96,953)	(35,544)	(493,763)	92,663
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(12,570)	(207,771)	1,829,797	528,303
Realized gain distributions	332,850	490,780	2,449,509	8,174,480
Realized gain (loss)	320,280	283,009	4,279,306	8,702,783
Change in unrealized appreciation (depreciation) during the year	1,391,888	(1,054,042)	11,765,673	(4,508,318)
Net increase (decrease) in net assets from operations	$ 1,615,215	$ (806,577)	$ 15,551,216	$ 4,287,128

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus SGA International Growth Series – Class A Shares
Income:
Dividends	$ -	$ 385,465	$ 1,424,413	$ -
Expenses:
Mortality and expense fees	378,665	425,432	525,097	1,003,638
Administrative fees	40,982	44,838	54,609	106,769
Net investment income (loss)	(419,647)	(84,805)	844,707	(1,110,407)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	951,062	403,106	(15,611)	(3,167,084)
Realized gain distributions	4,510,290	2,656,280	-	1,223,030
Realized gain (loss)	5,461,352	3,059,386	(15,611)	(1,944,054)
Change in unrealized appreciation (depreciation) during the year	7,257,031	6,519,526	1,259,060	20,789,836
Net increase (decrease) in net assets from operations	$ 12,298,736	$ 9,494,107	$ 2,088,156	$ 17,735,375

	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$ 100,506	$ 708,566	$ 38,595	$ -
Expenses:
Mortality and expense fees	174,817	412,221	58,707	362,077
Administrative fees	18,802	43,706	6,360	38,426
Net investment income (loss)	(93,113)	252,639	(26,472)	(400,503)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	72,153	120,465	5,562	133,126
Realized gain distributions	487,160	1,264,622	572,796	3,340,664
Realized gain (loss)	559,313	1,385,087	578,358	3,473,790
Change in unrealized appreciation (depreciation) during the year	3,829,186	2,782,984	654,644	3,679,474
Net increase (decrease) in net assets from operations	$ 4,295,386	$ 4,420,710	$ 1,206,530	$ 6,752,761
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 33,440	$ 41,013	$ (45,248)	$ (38,977)
Realized gains (losses)	147,469	606,133	585,985	411,097
Unrealized appreciation (depreciation) during the year	195,103	128,008	713,047	484,280
Net increase (decrease) in net assets from operations	376,012	775,154	1,253,784	856,400
Contract transactions:
Payments received from contract owners	915	33,814	1,410	907
Transfers between investment options (including GIA/MVA), net	256,400	(80,359)	(75,920)	(8,029)
Transfers for contract benefits and terminations	(261,200)	(450,995)	(225,345)	(280,608)
Contract maintenance charges	(53,663)	(52,564)	(1,832)	(1,894)
Adjustments to net assets allocated to contracts in payout period	(524)	726	-	-
Net increase (decrease) in net assets resulting from contract transactions	(58,072)	(549,378)	(301,687)	(289,624)
Total increase (decrease) in net assets	317,940	225,776	952,097	566,776
Net assets at beginning of period	5,113,200	4,887,424	3,349,079	2,782,303
Net assets at end of period	$ 5,431,140	$ 5,113,200	$ 4,301,176	$ 3,349,079

	AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (248,863)	$ (172,026)	$ 339	$ (2,187)
Realized gains (losses)	1,101,748	1,521,228	100,821	189,725
Unrealized appreciation (depreciation) during the year	3,579,570	828,891	149,905	284,264
Net increase (decrease) in net assets from operations	4,432,455	2,178,093	251,065	471,802
Contract transactions:
Payments received from contract owners	73,862	45,815	2,698	3,517
Transfers between investment options (including GIA/MVA), net	(105,338)	29,099,535	(80,782)	31,591
Transfers for contract benefits and terminations	(2,993,819)	(2,745,434)	(108,521)	(262,272)
Contract maintenance charges	-	(118,290)	(1,596)	(1,805)
Adjustments to net assets allocated to contracts in payout period	-	(1,543)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(3,025,295)	26,280,083	(188,201)	(228,969)
Total increase (decrease) in net assets	1,407,160	28,458,176	62,864	242,833
Net assets at beginning of period	28,458,176	-	2,252,255	2,009,422
Net assets at end of period	$ 29,865,336	$ 28,458,176	$ 2,315,119	$ 2,252,255
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 77,032	$ 153,485	$ (812)	$ (1,609)
Realized gains (losses)	1,885,958	2,254,992	51,843	50,457
Unrealized appreciation (depreciation) during the year	1,178,740	2,854,842	20,590	49,056
Net increase (decrease) in net assets from operations	3,141,730	5,263,319	71,621	97,904
Contract transactions:
Payments received from contract owners	37,539	73,337	1,004	555
Transfers between investment options (including GIA/MVA), net	174,121	(306,676)	(54,713)	33,635
Transfers for contract benefits and terminations	(2,045,786)	(3,617,996)	(50,571)	(58,959)
Contract maintenance charges	(45,837)	(53,484)	(529)	(977)
Adjustments to net assets allocated to contracts in payout period	6,175	(7,941)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,873,788)	(3,912,760)	(104,809)	(25,746)
Total increase (decrease) in net assets	1,267,942	1,350,559	(33,188)	72,158
Net assets at beginning of period	20,520,947	19,170,388	494,595	422,437
Net assets at end of period	$ 21,788,889	$ 20,520,947	$ 461,407	$ 494,595

	Federated Hermes Fund for U.S. Government Securities II		Federated Hermes Government Money Fund II - Service Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 411,395	$ 438,417	$ (243,229)	$ 63,849
Realized gains (losses)	(58,662)	(339,371)	(593)	-
Unrealized appreciation (depreciation) during the year	996,164	1,555,400	-	-
Net increase (decrease) in net assets from operations	1,348,897	1,654,446	(243,822)	63,849
Contract transactions:
Payments received from contract owners	113,280	184,520	820,641	922,984
Transfers between investment options (including GIA/MVA), net	2,161,200	454,251	9,875,077	3,988,358
Transfers for contract benefits and terminations	(4,331,322)	(5,197,467)	(10,139,461)	(5,662,000)
Contract maintenance charges	(123,241)	(127,891)	(97,202)	(104,626)
Adjustments to net assets allocated to contracts in payout period	(1,433)	(26,805)	559	4,274
Net increase (decrease) in net assets resulting from contract transactions	(2,181,516)	(4,713,392)	459,614	(851,010)
Total increase (decrease) in net assets	(832,619)	(3,058,946)	215,792	(787,161)
Net assets at beginning of period	34,864,257	37,923,203	21,031,845	21,819,006
Net assets at end of period	$ 34,031,638	$ 34,864,257	$ 21,247,637	$ 21,031,845
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Federated Hermes High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 251,869	$ 280,311	$ (270,553)	$ (211,456)
Realized gains (losses)	(45,875)	(118,848)	1,436,433	2,976,840
Unrealized appreciation (depreciation) during the year	(48,884)	553,092	4,866,227	2,974,271
Net increase (decrease) in net assets from operations	157,110	714,555	6,032,107	5,739,655
Contract transactions:
Payments received from contract owners	7,085	6,550	49,739	217,812
Transfers between investment options (including GIA/MVA), net	48,304	62,364	(1,498,658)	(571,030)
Transfers for contract benefits and terminations	(780,311)	(603,375)	(1,693,178)	(2,940,561)
Contract maintenance charges	(8,820)	(10,865)	(27,142)	(28,816)
Adjustments to net assets allocated to contracts in payout period	(905)	1,577	2,129	(1,809)
Net increase (decrease) in net assets resulting from contract transactions	(734,647)	(543,749)	(3,167,110)	(3,324,404)
Total increase (decrease) in net assets	(577,537)	170,806	2,864,997	2,415,251
Net assets at beginning of period	5,800,181	5,629,375	22,762,961	20,347,710
Net assets at end of period	$ 5,222,644	$ 5,800,181	$ 25,627,958	$ 22,762,961

	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (786,506)	$ (721,439)	$ (150,654)	$ (142,881)
Realized gains (losses)	13,501,663	12,114,457	2,004,822	1,814,116
Unrealized appreciation (depreciation) during the year	18,925,474	7,289,172	2,543,020	1,805,429
Net increase (decrease) in net assets from operations	31,640,631	18,682,190	4,397,188	3,476,664
Contract transactions:
Payments received from contract owners	116,556	185,698	16,124	22,320
Transfers between investment options (including GIA/MVA), net	(10,348,973)	(8,098,760)	(887,060)	(361,176)
Transfers for contract benefits and terminations	(6,483,784)	(8,126,490)	(1,538,859)	(2,529,991)
Contract maintenance charges	(295,016)	(312,395)	(31,565)	(31,079)
Adjustments to net assets allocated to contracts in payout period	(9,395)	815	(30)	(63)
Net increase (decrease) in net assets resulting from contract transactions	(17,020,612)	(16,351,132)	(2,441,390)	(2,899,989)
Total increase (decrease) in net assets	14,620,019	2,331,058	1,955,798	576,675
Net assets at beginning of period	55,997,433	53,666,375	12,060,192	11,483,517
Net assets at end of period	$ 70,617,452	$ 55,997,433	$ 14,015,990	$ 12,060,192
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 186,224	$ 267,683	$ (4,113)	$ (3,706)
Realized gains (losses)	169,790	197,023	23,769	13,720
Unrealized appreciation (depreciation) during the year	1,218,125	1,312,795	87,601	49,832
Net increase (decrease) in net assets from operations	1,574,139	1,777,501	107,257	59,846
Contract transactions:
Payments received from contract owners	36,845	91,609	6,610	5,440
Transfers between investment options (including GIA/MVA), net	1,703,893	(515,933)	(25,321)	80,078
Transfers for contract benefits and terminations	(2,065,719)	(3,523,503)	(28,646)	(38,263)
Contract maintenance charges	(150,986)	(167,985)	(741)	(447)
Adjustments to net assets allocated to contracts in payout period	2,411	(641)	137	417
Net increase (decrease) in net assets resulting from contract transactions	(473,556)	(4,116,453)	(47,961)	47,225
Total increase (decrease) in net assets	1,100,583	(2,338,952)	59,296	107,071
Net assets at beginning of period	21,179,408	23,518,360	290,893	183,822
Net assets at end of period	$ 22,279,991	$ 21,179,408	$ 350,189	$ 290,893

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 648,717	$ 700,511	$ 248,425	$ 81,855
Realized gains (losses)	(349,206)	144,359	825,964	2,460,256
Unrealized appreciation (depreciation) during the year	(615,317)	1,587,687	(2,511,915)	1,638,354
Net increase (decrease) in net assets from operations	(315,806)	2,432,557	(1,437,526)	4,180,465
Contract transactions:
Payments received from contract owners	31,321	231,700	21,676	262,083
Transfers between investment options (including GIA/MVA), net	(647,693)	(8,859)	(7,092)	(1,081,993)
Transfers for contract benefits and terminations	(1,798,986)	(2,555,864)	(2,025,922)	(2,968,251)
Contract maintenance charges	(130,499)	(137,365)	(127,829)	(136,126)
Adjustments to net assets allocated to contracts in payout period	(2,482)	57	(50)	397
Net increase (decrease) in net assets resulting from contract transactions	(2,548,339)	(2,470,331)	(2,139,217)	(3,923,890)
Total increase (decrease) in net assets	(2,864,145)	(37,774)	(3,576,743)	256,575
Net assets at beginning of period	17,778,383	17,816,157	21,835,647	21,579,072
Net assets at end of period	$ 14,914,238	$ 17,778,383	$ 18,258,904	$ 21,835,647
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,261)	$ (2,805)	$ (9,068)	$ (7,854)
Realized gains (losses)	19,306	16,593	114,539	64,427
Unrealized appreciation (depreciation) during the year	(14,226)	(414)	107,945	114,299
Net increase (decrease) in net assets from operations	3,819	13,374	213,416	170,872
Contract transactions:
Payments received from contract owners	89	71	-	-
Transfers between investment options (including GIA/MVA), net	(49,084)	742	5,327	(1,522)
Transfers for contract benefits and terminations	(52,345)	(61,250)	(14,078)	(59,991)
Contract maintenance charges	(821)	(1,225)	(597)	(513)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(102,161)	(61,662)	(9,348)	(62,026)
Total increase (decrease) in net assets	(98,342)	(48,288)	204,068	108,846
Net assets at beginning of period	310,936	359,224	631,835	522,989
Net assets at end of period	$ 212,594	$ 310,936	$ 835,903	$ 631,835

	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (10,849)	$ (8,408)	$ (158,947)	$ (238,431)
Realized gains (losses)	48,976	169,282	470,562	2,000,687
Unrealized appreciation (depreciation) during the year	256,191	133,060	2,950,106	2,164,754
Net increase (decrease) in net assets from operations	294,318	293,934	3,261,721	3,927,010
Contract transactions:
Payments received from contract owners	8,956	16,876	47,137	54,739
Transfers between investment options (including GIA/MVA), net	(14,088)	51,666	853,457	244,528
Transfers for contract benefits and terminations	(85,007)	(136,363)	(1,870,186)	(2,648,851)
Contract maintenance charges	(1,947)	(1,598)	(108,174)	(122,301)
Adjustments to net assets allocated to contracts in payout period	-	-	2,644	(847)
Net increase (decrease) in net assets resulting from contract transactions	(92,086)	(69,419)	(1,075,122)	(2,472,732)
Total increase (decrease) in net assets	202,232	224,515	2,186,599	1,454,278
Net assets at beginning of period	1,247,772	1,023,257	18,364,171	16,909,893
Net assets at end of period	$ 1,450,004	$ 1,247,772	$ 20,550,770	$ 18,364,171
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (165,297)	$ (166,594)	$ 1,613	$ (8,686)
Realized gains (losses)	1,718,950	2,550,697	592,602	361,311
Unrealized appreciation (depreciation) during the year	3,349,653	1,570,331	(300,401)	268,610
Net increase (decrease) in net assets from operations	4,903,306	3,954,434	293,814	621,235
Contract transactions:
Payments received from contract owners	27,231	30,673	4,945	4,432
Transfers between investment options (including GIA/MVA), net	(1,551,862)	(648,357)	(67,838)	(106,786)
Transfers for contract benefits and terminations	(1,411,283)	(1,746,363)	(251,443)	(304,904)
Contract maintenance charges	(47,417)	(48,789)	(9,761)	(11,388)
Adjustments to net assets allocated to contracts in payout period	(521)	(904)	(227)	(92)
Net increase (decrease) in net assets resulting from contract transactions	(2,983,852)	(2,413,740)	(324,324)	(418,738)
Total increase (decrease) in net assets	1,919,454	1,540,694	(30,510)	202,497
Net assets at beginning of period	13,660,689	12,119,995	2,632,950	2,430,453
Net assets at end of period	$ 15,580,143	$ 13,660,689	$ 2,602,440	$ 2,632,950

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 9,757	$ 11,670	$ (6,364)	$ (9,177)
Realized gains (losses)	55,822	79,570	174,660	106,247
Unrealized appreciation (depreciation) during the year	29,896	188,641	(102,879)	116,729
Net increase (decrease) in net assets from operations	95,475	279,881	65,417	213,799
Contract transactions:
Payments received from contract owners	232	1,010	1,008	636
Transfers between investment options (including GIA/MVA), net	103,751	(466,542)	(18,065)	1,274
Transfers for contract benefits and terminations	(233,198)	(265,920)	(135,523)	(76,136)
Contract maintenance charges	(2,015)	(2,666)	(2,261)	(2,400)
Adjustments to net assets allocated to contracts in payout period	-	-	(74)	11
Net increase (decrease) in net assets resulting from contract transactions	(131,230)	(734,118)	(154,915)	(76,615)
Total increase (decrease) in net assets	(35,755)	(454,237)	(89,498)	137,184
Net assets at beginning of period	1,477,904	1,932,141	1,071,669	934,485
Net assets at end of period	$ 1,442,149	$ 1,477,904	$ 982,171	$ 1,071,669
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,515)	$ (5,711)	$ 83,658	$ 108,888
Realized gains (losses)	23,302	(4,873)	(28,500)	9,489
Unrealized appreciation (depreciation) during the year	6,477	115,381	119,649	385,871
Net increase (decrease) in net assets from operations	25,264	104,797	174,807	504,248
Contract transactions:
Payments received from contract owners	853	4,306	1,593	1,882
Transfers between investment options (including GIA/MVA), net	21,197	958	(111,881)	56,452
Transfers for contract benefits and terminations	(24,932)	(50,013)	(743,064)	(501,440)
Contract maintenance charges	(894)	(840)	(4,743)	(5,482)
Adjustments to net assets allocated to contracts in payout period	(38)	63	99	192
Net increase (decrease) in net assets resulting from contract transactions	(3,814)	(45,526)	(857,996)	(448,396)
Total increase (decrease) in net assets	21,450	59,271	(683,189)	55,852
Net assets at beginning of period	448,701	389,430	4,483,033	4,427,181
Net assets at end of period	$ 470,151	$ 448,701	$ 3,799,844	$ 4,483,033

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 132,859	$ 103,276	$ (5,483)	$ (11,535)
Realized gains (losses)	98,993	2,837,248	22,409	72,742
Unrealized appreciation (depreciation) during the year	278,562	3,222,435	(22,113)	399,095
Net increase (decrease) in net assets from operations	510,414	6,162,959	(5,187)	460,302
Contract transactions:
Payments received from contract owners	85,632	102,871	5,605	15,415
Transfers between investment options (including GIA/MVA), net	1,767,307	(560,420)	(48,691)	(18,702)
Transfers for contract benefits and terminations	(3,032,558)	(4,103,331)	(257,476)	(300,650)
Contract maintenance charges	(102,409)	(126,823)	(3,143)	(3,576)
Adjustments to net assets allocated to contracts in payout period	5,233	(729)	176	289
Net increase (decrease) in net assets resulting from contract transactions	(1,276,795)	(4,688,432)	(303,529)	(307,224)
Total increase (decrease) in net assets	(766,381)	1,474,527	(308,716)	153,078
Net assets at beginning of period	32,698,858	31,224,331	2,451,253	2,298,175
Net assets at end of period	$ 31,932,477	$ 32,698,858	$ 2,142,537	$ 2,451,253
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 26,404	$ 10,324	$ 109,036	$ 100,196
Realized gains (losses)	159,570	841,672	79,598	473,532
Unrealized appreciation (depreciation) during the year	216,869	307,403	1,029,837	2,302,183
Net increase (decrease) in net assets from operations	402,843	1,159,399	1,218,471	2,875,911
Contract transactions:
Payments received from contract owners	27,051	22,590	190,948	61,087
Transfers between investment options (including GIA/MVA), net	352	(34,505)	(654,244)	77,968
Transfers for contract benefits and terminations	(396,831)	(3,476,369)	(1,625,127)	(3,882,642)
Contract maintenance charges	(18,724)	(22,072)	(166,954)	(191,544)
Adjustments to net assets allocated to contracts in payout period	-	-	(27,017)	-
Net increase (decrease) in net assets resulting from contract transactions	(388,152)	(3,510,356)	(2,282,394)	(3,935,131)
Total increase (decrease) in net assets	14,691	(2,350,957)	(1,063,923)	(1,059,220)
Net assets at beginning of period	5,290,618	7,641,575	20,311,277	21,370,497
Net assets at end of period	$ 5,305,309	$ 5,290,618	$ 19,247,354	$ 20,311,277

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 41,630	$ 35,695	$ 120,141	$ 153,507
Realized gains (losses)	444,384	509,267	141,371	566,224
Unrealized appreciation (depreciation) during the year	136,457	1,144,570	928,867	1,561,231
Net increase (decrease) in net assets from operations	622,471	1,689,532	1,190,379	2,280,962
Contract transactions:
Payments received from contract owners	11,319	61,477	109,642	34,372
Transfers between investment options (including GIA/MVA), net	150,411	(272,405)	(670,888)	2,776,989
Transfers for contract benefits and terminations	(2,405,473)	(1,203,848)	(2,636,882)	(2,918,424)
Contract maintenance charges	(62,075)	(65,043)	(166,000)	(174,129)
Adjustments to net assets allocated to contracts in payout period	(27)	125	25	25
Net increase (decrease) in net assets resulting from contract transactions	(2,305,845)	(1,479,694)	(3,364,103)	(281,167)
Total increase (decrease) in net assets	(1,683,374)	209,838	(2,173,724)	1,999,795
Net assets at beginning of period	10,133,770	9,923,932	21,916,708	19,916,913
Net assets at end of period	$ 8,450,396	$ 10,133,770	$ 19,742,984	$ 21,916,708
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (7,984)	$ (8,660)	$ 594,328	$ 417,695
Realized gains (losses)	40,224	56,896	(101,956)	(771,529)
Unrealized appreciation (depreciation) during the year	168,330	116,311	(352,930)	1,676,428
Net increase (decrease) in net assets from operations	200,570	164,547	139,442	1,322,594
Contract transactions:
Payments received from contract owners	3,321	3,561	35,524	36,193
Transfers between investment options (including GIA/MVA), net	1,939	(21,937)	2,111,742	946,717
Transfers for contract benefits and terminations	(122,690)	(52,490)	(1,308,227)	(2,101,114)
Contract maintenance charges	(1,466)	(1,067)	(90,831)	(103,448)
Adjustments to net assets allocated to contracts in payout period	(176)	238	1,847	(777)
Net increase (decrease) in net assets resulting from contract transactions	(119,072)	(71,695)	750,055	(1,222,429)
Total increase (decrease) in net assets	81,498	92,852	889,497	100,165
Net assets at beginning of period	653,719	560,867	13,896,875	13,796,710
Net assets at end of period	$ 735,217	$ 653,719	$ 14,786,372	$ 13,896,875

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 664	$ 4,264	$ 29,375	$ 67,898
Realized gains (losses)	22,821	56	105,468	20,782
Unrealized appreciation (depreciation) during the year	134,164	106,272	146,042	194,682
Net increase (decrease) in net assets from operations	157,649	110,592	280,885	283,362
Contract transactions:
Payments received from contract owners	180	692	1,423	3,639
Transfers between investment options (including GIA/MVA), net	(89,851)	221,118	703,265	101,702
Transfers for contract benefits and terminations	(272,081)	(135,892)	(696,119)	(524,517)
Contract maintenance charges	(1,079)	(1,221)	(3,259)	(3,956)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(362,831)	84,697	5,310	(423,132)
Total increase (decrease) in net assets	(205,182)	195,289	286,195	(139,770)
Net assets at beginning of period	1,798,126	1,602,837	4,141,103	4,280,873
Net assets at end of period	$ 1,592,944	$ 1,798,126	$ 4,427,298	$ 4,141,103
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,018)	$ (1,944)	$ (1,918)	$ (2,467)
Realized gains (losses)	(59,428)	(45,323)	92,719	93,519
Unrealized appreciation (depreciation) during the year	34,553	25,773	(28,632)	72,326
Net increase (decrease) in net assets from operations	(25,893)	(21,494)	62,169	163,378
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between investment options (including GIA/MVA), net	3,363	1,468	(2,246)	(133,241)
Transfers for contract benefits and terminations	(10,660)	(1,665)	(81,079)	(10,555)
Contract maintenance charges	(201)	(240)	(1,087)	(1,124)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(7,498)	(437)	(84,412)	(144,920)
Total increase (decrease) in net assets	(33,391)	(21,931)	(22,243)	18,458
Net assets at beginning of period	128,057	149,988	435,182	416,724
Net assets at end of period	$ 94,666	$ 128,057	$ 412,939	$ 435,182

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 49,954	$ (6,500)	$ 89,961	$ 21,247
Realized gains (losses)	44,393	(39,265)	(81,776)	15,842
Unrealized appreciation (depreciation) during the year	186,468	475,786	(146,812)	486,149
Net increase (decrease) in net assets from operations	280,815	430,021	(138,627)	523,238
Contract transactions:
Payments received from contract owners	2,815	5,587	13,453	18,861
Transfers between investment options (including GIA/MVA), net	(90,153)	(44,132)	161,130	20,187
Transfers for contract benefits and terminations	(91,953)	(242,903)	(370,892)	(523,138)
Contract maintenance charges	(1,731)	(2,066)	(5,968)	(7,792)
Adjustments to net assets allocated to contracts in payout period	7	1	292	(55)
Net increase (decrease) in net assets resulting from contract transactions	(181,015)	(283,513)	(201,985)	(491,937)
Total increase (decrease) in net assets	99,800	146,508	(340,612)	31,301
Net assets at beginning of period	1,996,796	1,850,288	4,996,895	4,965,594
Net assets at end of period	$ 2,096,596	$ 1,996,796	$ 4,656,283	$ 4,996,895
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 268,581	$ 284,192	$ (879)	$ 2,265
Realized gains (losses)	(286,998)	3,987,454	57,687	7,946
Unrealized appreciation (depreciation) during the year	369,874	(1,654,026)	146,313	179,752
Net increase (decrease) in net assets from operations	351,457	2,617,620	203,121	189,963
Contract transactions:
Payments received from contract owners	25,273	275,476	-	117
Transfers between investment options (including GIA/MVA), net	(1,283,192)	(252,073)	(9,885)	235,141
Transfers for contract benefits and terminations	(2,324,367)	(2,572,763)	(79,599)	(75,814)
Contract maintenance charges	(128,976)	(136,126)	(942)	(1,139)
Adjustments to net assets allocated to contracts in payout period	(222)	187	-	-
Net increase (decrease) in net assets resulting from contract transactions	(3,711,484)	(2,685,299)	(90,426)	158,305
Total increase (decrease) in net assets	(3,360,027)	(67,679)	112,695	348,268
Net assets at beginning of period	20,224,953	20,292,632	1,229,443	881,175
Net assets at end of period	$ 16,864,926	$ 20,224,953	$ 1,342,138	$ 1,229,443

	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 46,926	$ (20,575)	$ (428,287)	$ (487,625)
Realized gains (losses)	29,601	(118,653)	3,341,229	1,387,096
Unrealized appreciation (depreciation) during the year	1,044,267	1,527,251	8,757,342	13,300,479
Net increase (decrease) in net assets from operations	1,120,794	1,388,023	11,670,284	14,199,950
Contract transactions:
Payments received from contract owners	23,277	32,706	114,384	133,594
Transfers between investment options (including GIA/MVA), net	5,467	(651,374)	(2,198,357)	(1,123,524)
Transfers for contract benefits and terminations	(1,475,075)	(2,603,615)	(6,968,675)	(9,451,360)
Contract maintenance charges	(122,420)	(137,405)	(416,553)	(464,699)
Adjustments to net assets allocated to contracts in payout period	(337)	(836)	255	(3,770)
Net increase (decrease) in net assets resulting from contract transactions	(1,569,088)	(3,360,524)	(9,468,946)	(10,909,759)
Total increase (decrease) in net assets	(448,294)	(1,972,501)	2,201,338	3,290,191
Net assets at beginning of period	14,762,445	16,734,946	60,375,889	57,085,698
Net assets at end of period	$ 14,314,151	$ 14,762,445	$ 62,577,227	$ 60,375,889

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (96,953)	$ (120,507)	$ (35,544)	$ 82,364
Realized gains (losses)	320,280	1,078,959	283,009	2,284,660
Unrealized appreciation (depreciation) during the year	1,391,888	723,803	(1,054,042)	4,635,800
Net increase (decrease) in net assets from operations	1,615,215	1,682,255	(806,577)	7,002,824
Contract transactions:
Payments received from contract owners	16,793	21,153	77,378	116,499
Transfers between investment options (including GIA/MVA), net	800,372	111,994	1,457,326	(2,409,840)
Transfers for contract benefits and terminations	(836,295)	(1,416,046)	(2,421,572)	(4,413,712)
Contract maintenance charges	(57,005)	(63,594)	(118,029)	(132,272)
Adjustments to net assets allocated to contracts in payout period	(36)	(485)	2,215	3,887
Net increase (decrease) in net assets resulting from contract transactions	(76,171)	(1,346,978)	(1,002,682)	(6,835,438)
Total increase (decrease) in net assets	1,539,044	335,277	(1,809,259)	167,386
Net assets at beginning of period	9,229,245	8,893,968	29,038,487	28,871,101
Net assets at end of period	$ 10,768,289	$ 9,229,245	$ 27,229,228	$ 29,038,487

	Virtus KAR Capital Growth Series - Class A Shares		Virtus KAR Enhanced Core Equity Series – Class A Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (493,763)	$ (429,010)	$ 92,663	$ (79,077)
Realized gains (losses)	4,279,306	1,999,799	8,702,783	69,581
Unrealized appreciation (depreciation) during the year	11,765,673	8,760,414	(4,508,318)	8,518,803
Net increase (decrease) in net assets from operations	15,551,216	10,331,203	4,287,128	8,509,307
Contract transactions:
Payments received from contract owners	403,946	116,170	313,007	327,406
Transfers between investment options (including GIA/MVA), net	(1,932,406)	(994,004)	(1,048,416)	(763,735)
Transfers for contract benefits and terminations	(2,948,629)	(2,902,787)	(3,681,546)	(4,819,487)
Contract maintenance charges	(37,593)	(39,724)	(53,215)	(64,911)
Adjustments to net assets allocated to contracts in payout period	(3,607)	2,266	(111,326)	69,027
Net increase (decrease) in net assets resulting from contract transactions	(4,518,289)	(3,818,079)	(4,581,496)	(5,251,700)
Total increase (decrease) in net assets	11,032,927	6,513,124	(294,368)	3,257,607
Net assets at beginning of period	34,773,240	28,260,116	36,927,628	33,670,021
Net assets at end of period	$ 45,806,167	$ 34,773,240	$ 36,633,260	$ 36,927,628
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (419,647)	$ (392,827)	$ (84,805)	$ (146,390)
Realized gains (losses)	5,461,352	5,052,567	3,059,386	879,477
Unrealized appreciation (depreciation) during the year	7,257,031	4,310,094	6,519,526	6,957,038
Net increase (decrease) in net assets from operations	12,298,736	8,969,834	9,494,107	7,690,125
Contract transactions:
Payments received from contract owners	242,797	97,530	59,368	104,741
Transfers between investment options (including GIA/MVA), net	(1,825,820)	(793,321)	(720,147)	114,443
Transfers for contract benefits and terminations	(2,581,207)	(3,207,047)	(3,773,515)	(5,374,528)
Contract maintenance charges	(32,524)	(32,886)	(144,804)	(162,925)
Adjustments to net assets allocated to contracts in payout period	2,520	4,418	2,439	(1,756)
Net increase (decrease) in net assets resulting from contract transactions	(4,194,234)	(3,931,306)	(4,576,659)	(5,320,025)
Total increase (decrease) in net assets	8,104,502	5,038,528	4,917,448	2,370,100
Net assets at beginning of period	31,205,396	26,166,868	37,485,238	35,115,138
Net assets at end of period	$ 39,309,898	$ 31,205,396	$ 42,402,686	$ 37,485,238

	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus SGA International Growth Series – Class A Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 844,707	$ 1,063,942	$ (1,110,407)	$ (414,650)
Realized gains (losses)	(15,611)	216,329	(1,944,054)	(2,026,592)
Unrealized appreciation (depreciation) during the year	1,259,060	2,949,597	20,789,836	16,090,778
Net increase (decrease) in net assets from operations	2,088,156	4,229,868	17,735,375	13,649,536
Contract transactions:
Payments received from contract owners	194,549	266,505	208,758	233,985
Transfers between investment options (including GIA/MVA), net	1,201,745	(224,447)	(1,353,979)	4,804,767
Transfers for contract benefits and terminations	(5,003,824)	(7,280,058)	(8,936,071)	(12,590,611)
Contract maintenance charges	(229,001)	(245,337)	(451,032)	(498,268)
Adjustments to net assets allocated to contracts in payout period	(3,333)	15,603	5,550	(1,643)
Net increase (decrease) in net assets resulting from contract transactions	(3,839,864)	(7,467,734)	(10,526,774)	(8,051,770)
Total increase (decrease) in net assets	(1,751,708)	(3,237,866)	7,208,601	5,597,766
Net assets at beginning of period	46,471,448	49,709,314	88,363,777	82,766,011
Net assets at end of period	$ 44,719,740	$ 46,471,448	$ 95,572,378	$ 88,363,777
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (93,113)	$ (9,997)	$ 252,639	$ (194,569)
Realized gains (losses)	559,313	74,897	1,385,087	3,316,886
Unrealized appreciation (depreciation) during the year	3,829,186	2,952,046	2,782,984	6,430,975
Net increase (decrease) in net assets from operations	4,295,386	3,016,946	4,420,710	9,553,292
Contract transactions:
Payments received from contract owners	85,675	67,380	105,431	113,466
Transfers between investment options (including GIA/MVA), net	(113,956)	(227,675)	(1,152,400)	(227,297)
Transfers for contract benefits and terminations	(1,470,250)	(1,498,297)	(3,331,012)	(4,761,889)
Contract maintenance charges	(9,035)	(5,226)	(107,550)	(118,244)
Adjustments to net assets allocated to contracts in payout period	38	8,547	(308)	6,972
Net increase (decrease) in net assets resulting from contract transactions	(1,507,528)	(1,655,271)	(4,485,839)	(4,986,992)
Total increase (decrease) in net assets	2,787,858	1,361,675	(65,129)	4,566,300
Net assets at beginning of period	14,393,822	13,032,147	40,397,515	35,831,215
Net assets at end of period	$ 17,181,680	$ 14,393,822	$ 40,332,386	$ 40,397,515

	Wanger Select		Wanger USA
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (26,472)	$ (62,695)	$ (400,503)	$ (344,169)
Realized gains (losses)	578,358	623,830	3,473,790	5,807,545
Unrealized appreciation (depreciation) during the year	654,644	708,474	3,679,474	2,834,407
Net increase (decrease) in net assets from operations	1,206,530	1,269,609	6,752,761	8,297,783
Contract transactions:
Payments received from contract owners	12,805	19,586	85,726	167,145
Transfers between investment options (including GIA/MVA), net	(326,103)	(73,936)	(1,395,544)	(505,295)
Transfers for contract benefits and terminations	(512,817)	(568,778)	(2,360,096)	(3,673,754)
Contract maintenance charges	(6,965)	(7,283)	(17,931)	(14,081)
Adjustments to net assets allocated to contracts in payout period	43	22	(123)	9,131
Net increase (decrease) in net assets resulting from contract transactions	(833,037)	(630,389)	(3,687,968)	(4,016,854)
Total increase (decrease) in net assets	373,493	639,220	3,064,793	4,280,929
Net assets at beginning of period	5,468,837	4,829,617	33,930,831	29,649,902
Net assets at end of period	$ 5,842,330	$ 5,468,837	$ 36,995,624	$ 33,930,831
The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware”), whose ultimate parent is Nassau Insurance Group Holdings GP, LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. On December 31, 2018, PHL was contributed by The Nassau Companies of New York (“NCNY”) to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.
Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
AMT Sustainable Equity Portfolio Class S
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II
Federated Hermes High Income Bond Fund II
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund
Invesco Oppenheimer V.I. Global Fund
Invesco Oppenheimer V.I. Main Street Small Cap Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Enhanced Core Equity Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus SGA International Growth Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.
PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and may result in additional amounts being transferred into the Separate Account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL Variable.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
D.     Income taxes: PHL is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of the Separate Account are included in the consolidated federal income tax return of NCNY through 2018. On December 31, 2018, NCNY transferred 100% of the Company’s common stock to an affiliate and consequently the Company departed the NCNY consolidated tax group. For 2019, the Company filed a consolidated tax return with a newly formed affiliate, Concord Re. The Company and Concord Re-entered into a tax sharing agreement effective for 2020. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2016. Under the current provisions of the Code, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$ 537,663	$ 411,207
Alger Capital Appreciation Portfolio – Class I-2 Shares	555,031	351,082
AMT Sustainable Equity Portfolio - Class S	1,435,943	3,622,347
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	190,662	304,715
DWS Equity 500 Index VIP – Class A	2,291,900	2,943,295
DWS Small Cap Index VIP – Class A	95,722	160,633
Federated Hermes Fund for U.S. Government Securities II	4,566,969	6,337,092
Federated Hermes Government Money Fund II - Service Shares	11,364,167	11,147,188
Federated Hermes High Income Bond Fund II – Primary Shares	732,888	1,215,666
Fidelity ® VIP Contrafund® Portfolio – Service Class	426,429	3,740,883
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	4,425,785	18,683,425
Fidelity ® VIP Growth Portfolio – Service Class	1,324,856	2,700,696
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	2,818,727	3,104,416
Franklin Flex Cap Growth VIP Fund – Class 2	42,354	76,233
Franklin Income VIP Fund – Class 2	1,906,443	3,793,900
Franklin Mutual Shares VIP Fund – Class 2	2,605,223	3,808,238
Guggenheim VT Long Short Equity Fund	2,806	106,228
Invesco Oppenheimer V.I. Capital Appreciation Fund	121,789	31,492
Invesco Oppenheimer V.I. Global Fund	68,070	126,681
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	1,043,193	2,028,908
Invesco V.I. American Franchise Fund – Series I Shares	1,081,316	3,209,127
Invesco V.I. Core Equity Fund – Series I Shares	616,502	380,398
Invesco V.I. Equity and Income Fund – Series II Shares	249,024	312,895
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	210,287	185,960
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	53,657	32,452
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	333,930	1,108,267
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	2,003,298	3,147,234
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	142,998	452,010
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	245,275	510,705
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	1,455,893	3,395,457
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,201,594	3,243,671
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	1,260,661	4,285,040
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	69,348	164,435
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	2,393,424	1,049,042
PIMCO Real Return Portfolio – Advisor Class	113,487	475,652
PIMCO Total Return Portfolio – Advisor Class	1,103,526	1,021,785
Rydex VT Inverse Government Long Bond Strategy Fund	16,307	24,823
Rydex VT Nova Fund	46,925	90,112
Templeton Developing Markets VIP Fund – Class 2	196,608	281,795
Templeton Foreign VIP Fund – Class 2	385,185	497,209
Templeton Growth VIP Fund – Class 2	683,055	4,125,957
TVST Touchstone Balanced Fund	86,977	133,113
TVST Touchstone Bond Fund	556,423	2,078,585
TVST Touchstone Common Stock Fund	2,190,725	10,353,042
TVST Touchstone Small Company Fund	967,396	807,670
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	2,608,676	3,156,121
Virtus KAR Capital Growth Series – Class A Shares	2,889,031	5,447,704
Virtus KAR Enhanced Core Equity Series – Class A Shares	9,164,588	5,478,711
Virtus KAR Small-Cap Growth Series – Class A Shares	5,013,671	5,117,262
Virtus KAR Small-Cap Value Series – Class A Shares	3,471,371	5,476,555
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	2,986,276	5,981,301
Virtus SGA International Growth Series-Class A Shares	1,680,293	12,094,443

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Strategic Allocation Series – Class A Shares	$ 874,882	$ 1,989,509
Wanger International	2,519,293	5,487,870
Wanger Select	645,493	932,205
Wanger USA	3,449,397	4,197,204
	$ 89,523,412	$ 161,419,646

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2020			For the period ended December 31, 2019
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	177,562	(222,159)	(44,597)	36,472	(394,431)	(357,959)
Alger Capital Appreciation Portfolio – Class I-2 Shares	467	(45,784)	(45,317)	630	(54,495)	(53,865)
AMT Sustainable Equity Portfolio - Class S	510,975	(3,344,697)	(2,833,722)	31,185,656	(5,036,877)	26,148,779
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	39,723	(109,315)	(69,592)	66,274	(159,406)	(93,132)
DWS Equity 500 Index VIP – Class A	154,473	(460,681)	(306,208)	72,995	(775,471)	(702,476)
DWS Small Cap Index VIP – Class A	23,861	(67,693)	(43,832)	23,351	(34,523)	(11,172)
Federated Hermes Fund for U.S. Government Securities II	1,778,517	(2,498,354)	(719,837)	796,390	(2,431,708)	(1,635,318)
Federated Hermes Government Money Fund II - Service Shares	13,224,331	(12,732,860)	491,471	7,659,351	(8,595,219)	(935,868)
Federated Hermes High Income Bond Fund II – Primary Shares	148,396	(309,747)	(161,351)	113,674	(232,040)	(118,366)
Fidelity ® VIP Contrafund® Portfolio – Service Class	40,757	(513,903)	(473,146)	107,558	(683,833)	(576,275)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	212,455	(3,260,570)	(3,048,115)	153,747	(4,528,853)	(4,375,106)
Fidelity ® VIP Growth Portfolio – Service Class	22,540	(451,895)	(429,355)	32,672	(703,246)	(670,574)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,786,111	(2,138,686)	(352,575)	601,729	(3,522,769)	(2,921,040)
Franklin Flex Cap Growth VIP Fund – Class 2	9,630	(27,962)	(18,332)	51,898	(30,687)	21,211
Franklin Income VIP Fund – Class 2	719,344	(2,334,634)	(1,615,290)	1,173,654	(2,724,735)	(1,551,081)
Franklin Mutual Shares VIP Fund – Class 2	856,668	(1,637,585)	(780,917)	302,830	(2,015,079)	(1,712,249)
Guggenheim VT Long Short Equity Fund	424	(63,089)	(62,665)	486	(37,126)	(36,640)
Invesco Oppenheimer V.I. Capital Appreciation Fund	4,769	(9,602)	(4,833)	966	(31,936)	(30,970)
Invesco Oppenheimer V.I. Global Fund	8,629	(53,149)	(44,520)	42,584	(80,926)	(38,342)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	686,769	(1,137,189)	(450,420)	431,748	(1,710,503)	(1,278,755)
Invesco V.I. American Franchise Fund – Series I Shares	24,466	(1,077,332)	(1,052,866)	29,872	(1,136,801)	(1,106,929)
Invesco V.I. Core Equity Fund – Series I Shares	18,491	(166,933)	(148,442)	4,486	(219,886)	(215,400)
Invesco V.I. Equity and Income Fund – Series II Shares	87,325	(161,007)	(73,682)	27,407	(443,314)	(415,907)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	10,054	(82,261)	(72,207)	2,559	(39,933)	(37,374)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	11,313	(12,593)	(1,280)	3,970	(23,508)	(19,538)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	99,694	(554,431)	(454,737)	180,906	(401,260)	(220,354)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	1,328,435	(1,918,161)	(589,726)	215,562	(2,644,084)	(2,428,522)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	77,136	(252,771)	(175,635)	40,283	(209,028)	(168,745)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	41,235	(268,771)	(227,536)	120,049	(2,310,123)	(2,190,074)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	597,713	(2,181,449)	(1,583,736)	1,002,656	(3,767,261)	(2,764,605)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	585,640	(1,969,674)	(1,384,034)	182,003	(1,132,695)	(950,692)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	506,344	(3,065,787)	(2,559,443)	2,550,503	(2,742,760)	(192,257)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	24,657	(106,075)	(81,418)	71,148	(124,402)	(53,254)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	4,834,924	(3,177,132)	1,657,792	2,507,739	(4,809,751)	(2,302,012)
PIMCO Real Return Portfolio – Advisor Class	61,697	(313,080)	(251,383)	204,182	(149,300)	54,882
PIMCO Total Return Portfolio – Advisor Class	570,577	(571,310)	(733)	178,226	(445,499)	(267,273)
Rydex VT Inverse Government Long Bond Strategy Fund	90,025	(118,620)	(28,595)	60,542	(62,123)	(1,581)
Rydex VT Nova Fund	33	(19,876)	(19,843)	27	(38,187)	(38,160)
Templeton Developing Markets VIP Fund – Class 2	24,980	(102,559)	(77,579)	78,683	(269,552)	(190,869)
Templeton Foreign VIP Fund – Class 2	105,089	(216,435)	(111,346)	70,531	(276,107)	(205,576)
Templeton Growth VIP Fund – Class 2	122,148	(2,169,967)	(2,047,819)	1,043,433	(2,561,951)	(1,518,518)
TVST Touchstone Balanced Fund	14,877	(60,912)	(46,035)	142,784	(52,913)	89,871
TVST Touchstone Bond Fund	413,294	(1,500,463)	(1,087,169)	129,215	(2,586,857)	(2,457,642)
TVST Touchstone Common Stock Fund	92,438	(3,960,724)	(3,868,286)	335,880	(5,443,025)	(5,107,145)
TVST Touchstone Small Company Fund	460,343	(474,026)	(13,683)	191,749	(791,060)	(599,311)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	950,383	(979,098)	(28,715)	41,936	(2,271,257)	(2,229,321)
Virtus KAR Capital Growth Series – Class A Shares	132,872	(1,287,914)	(1,155,042)	107,527	(1,418,425)	(1,310,898)
Virtus KAR Enhanced Core Equity Series – Class A Shares	205,198	(1,503,398)	(1,298,200)	177,520	(1,868,206)	(1,690,686)
Virtus KAR Small-Cap Growth Series – Class A Shares	30,670	(262,739)	(232,069)	32,572	(348,982)	(316,410)
Virtus KAR Small-Cap Value Series – Class A Shares	233,069	(1,455,858)	(1,222,789)	461,632	(2,182,124)	(1,720,492)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2020			For the period ended December 31, 2019
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	885,540	(2,210,735)	(1,325,195)	466,214	(3,671,754)	(3,205,540)
Virtus SGA International Growth Series-Class A Shares	888,538	(6,470,825)	(5,582,287)	4,640,988	(9,445,816)	(4,804,828)
Virtus Strategic Allocation Series – Class A Shares	65,343	(417,304)	(351,961)	23,792	(473,215)	(449,423)
Wanger International	398,267	(1,323,640)	(925,373)	500,939	(1,977,554)	(1,476,615)
Wanger Select	5,934	(111,162)	(105,228)	14,685	(119,826)	(105,141)
Wanger USA	23,199	(439,673)	(416,474)	84,221	(546,140)	(461,919)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2020	3,136	1.66	to	1.87	5,431	2.18%	0.90%	to	1.80%	7.29%	to	8.27%
2019	3,181	1.55	to	1.72	5,113	2.30%	0.90%	to	1.80%	16.08%	to	17.14%
2018	3,539	1.33	to	1.47	4,887	1.68%	0.90%	to	1.80%	(8.10%)	to	(7.26%)
2017 ‡	4,044	1.45	to	1.59	6,052	1.80%	0.90%	to	1.80%	13.55%	to	14.59%
2016	4,558	1.26	to	1.39	5,986	1.82%	0.90%	to	1.95%	2.41%	to	3.51%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2020	495	11.24	to	8.58	4,301	-	0.90%	to	1.95%	39.00%	to	40.48%
2019	541	8.09	to	6.11	3,349	-	0.90%	to	1.95%	30.98%	to	32.38%
2018	594	6.18	to	4.62	2,782	0.08%	0.90%	to	1.95%	(2.06%)	to	(1.00%)
2017	688	6.31	to	4.66	3,246	0.16%	0.90%	to	1.95%	28.54%	to	29.91%
2016 ‡	785	4.91	to	3.59	2,866	0.18%	0.90%	to	1.95%	(1.45%)	to	(0.40%)
AMT Sustainable Equity Portfolio - Class S
2020	23,315	1.27	to	1.29	29,865	0.38%	0.90%	to	1.80%	17.14%	to	18.21%
2019 [4]	26,149	1.08	to	1.09	28,458	0.28%	0.90%	to	1.80%	8.47%	to	9.16%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2020	785	2.69	to	3.08	2,315	1.25%	0.90%	to	1.95%	11.12%	to	12.30%
2019	855	2.42	to	2.74	2,252	1.13%	0.90%	to	1.95%	23.38%	to	24.70%
2018 ‡	948	1.99	to	2.20	2,009	1.16%	0.90%	to	1.80%	(12.94%)	to	(12.13%)
2017	1,008	2.29	to	2.50	2,440	0.69%	0.90%	to	1.80%	13.82%	to	14.85%
2016 ‡	1,122	2.01	to	2.18	2,370	0.43%	0.90%	to	1.80%	18.11%	to	19.19%
DWS Equity 500 Index VIP – Class A
2020	3,098	6.37	to	8.18	21,789	1.68%	0.90%	to	1.95%	15.80%	to	17.03%
2019	3,404	5.50	to	6.99	20,521	2.03%	0.90%	to	1.95%	28.63%	to	30.01%
2018	4,106	4.28	to	5.37	19,170	1.70%	0.90%	to	1.95%	(6.52%)	to	(5.51%)
2017	4,704	4.58	to	5.69	23,435	1.77%	0.90%	to	1.95%	19.18%	to	20.44%
2016 ‡	5,701	3.84	to	4.72	23,525	2.14%	0.90%	to	1.95%	9.45%	to	10.61%
DWS Small Cap Index VIP – Class A
2020	163	2.71	to	2.99	461	1.13%	0.90%	to	1.65%	17.46%	to	18.36%
2019	207	2.31	to	2.52	495	1.01%	0.90%	to	1.65%	23.16%	to	24.10%
2018 ‡	218	1.87	to	2.03	422	0.97%	0.90%	to	1.65%	(12.70%)	to	(12.03%)
2017 ‡	225	2.15	to	2.31	498	0.97%	0.90%	to	1.65%	12.45%	to	13.30%
2016 ‡	244	1.91	to	2.04	477	1.08%	0.90%	to	1.65%	19.04%	to	19.94%
Federated Hermes Fund for U.S. Government Securities II
2020	11,245	2.67	to	3.90	34,032	2.46%	0.90%	to	1.95%	3.16%	to	4.27%
2019	11,965	2.59	to	3.74	34,864	2.47%	0.90%	to	1.95%	3.84%	to	4.95%
2018	13,600	2.49	to	3.56	37,923	2.47%	0.90%	to	1.95%	(1.51%)	to	(0.45%)
2017	15,256	2.53	to	3.58	42,595	2.40%	0.90%	to	1.95%	(0.06%)	to	1.01%
2016	17,622	2.53	to	3.54	47,947	2.65%	0.90%	to	1.95%	(0.37%)	to	0.70%
Federated Hermes Government Money Fund II - Service Shares
2020	23,752	0.81	to	0.95	21,248	0.20%	0.75%	to	2.25%	(2.05%)	to	(0.55%)
2019	23,261	0.86	to	0.96	21,032	1.63%	0.75%	to	1.85%	(0.24%)	to	0.88%
2018	24,196	0.85	to	0.95	21,819	1.23%	0.75%	to	1.95%	(0.73%)	to	0.49%
2017 ‡	28,249	0.86	to	0.94	25,475	0.31%	0.75%	to	1.85%	(1.53%)	to	(0.43%)
2016 ‡	32,960	0.88	to	0.95	30,080	0.00%*	0.75%	to	1.80%	(1.79%)	to	(0.76%)

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated Hermes High Income Bond Fund II – Primary Shares
2020	1,098	5.31	to	7.05	5,223	6.21%	0.75%	to	1.95%	3.53%	to	4.80%
2019	1,260	5.12	to	6.72	5,800	6.09%	0.75%	to	1.95%	12.31%	to	13.69%
2018	1,378	4.56	to	5.91	5,629	8.30%	0.75%	to	1.95%	(5.18%)	to	(4.02%)
2017	1,644	4.81	to	6.16	6,853	6.71%	0.75%	to	1.95%	4.86%	to	6.14%
2016 ‡	2,036	4.59	to	5.80	8,114	6.14%	0.75%	to	1.95%	12.59%	to	13.96%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2020	3,280	9.30	to	9.10	25,628	0.15%	0.90%	to	1.95%	27.89%	to	29.26%
2019	3,753	7.27	to	7.04	22,763	0.36%	0.90%	to	1.95%	28.89%	to	30.27%
2018	4,329	5.64	to	5.41	20,348	0.60%	0.90%	to	1.95%	(8.32%)	to	(7.33%)
2017	4,811	6.15	to	5.83	24,683	0.88%	0.90%	to	1.95%	19.40%	to	20.67%
2016	5,440	5.15	to	4.84	23,363	0.69%	0.90%	to	1.95%	5.82%	to	6.94%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2020	8,945	12.35	to	10.88	70,617	0.01%	0.90%	to	1.95%	65.22%	to	66.98%
2019	11,993	7.48	to	6.51	55,997	0.05%	0.90%	to	1.95%	37.96%	to	39.43%
2018	16,368	5.42	to	4.67	53,666	0.11%	0.90%	to	1.95%	10.15%	to	11.33%
2017	21,731	4.92	to	4.20	63,098	0.19%	0.90%	to	1.95%	31.79%	to	33.20%
2016 ‡	27,053	3.73	to	3.15	60,193	0.22%	0.90%	to	1.95%	(1.70%)	to	(0.65%)
Fidelity ® VIP Growth Portfolio – Service Class
2020	1,926	7.78	to	13.50	14,016	0.06%	0.75%	to	1.95%	40.95%	to	42.67%
2019	2,355	5.52	to	9.46	12,060	0.16%	0.75%	to	1.95%	31.57%	to	33.18%
2018	3,026	4.20	to	7.10	11,484	0.15%	0.75%	to	1.95%	(2.23%)	to	(1.03%)
2017	3,284	4.29	to	7.18	12,818	0.13%	0.75%	to	1.95%	32.38%	to	33.99%
2016	3,640	3.24	to	5.36	10,865	-	0.75%	to	1.95%	(1.24%)	to	(0.04%)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2020	14,181	1.45	to	1.68	22,280	2.18%	0.90%	to	1.95%	7.13%	to	8.27%
2019	14,534	1.35	to	1.55	21,179	2.53%	0.90%	to	1.95%	7.45%	to	8.60%
2018	17,455	1.26	to	1.43	23,518	2.36%	0.90%	to	1.95%	(2.58%)	to	(1.53%)
2017 ‡	18,916	1.31	to	1.45	25,995	2.29%	0.90%	to	1.80%	2.29%	to	3.22%
2016 ‡	20,344	1.28	to	1.41	27,217	2.09%	0.90%	to	1.80%	2.75%	to	3.69%
Franklin Flex Cap Growth VIP Fund – Class 2
2020	96	3.47	to	3.87	350	-	0.90%	to	1.75%	42.36%	to	43.58%
2019	114	2.44	to	2.69	291	-	0.90%	to	1.75%	28.87%	to	29.99%
2018 ‡	93	1.89	to	2.07	184	-	0.90%	to	1.75%	1.32%	to	2.20%
2017	86	1.86	to	2.03	166	-	0.90%	to	1.75%	24.73%	to	25.80%
2016 ‡	85	1.50	to	1.58	131	-	1.10%	to	1.75%	(4.58%)	to	(3.95%)
Franklin Income VIP Fund – Class 2
2020 ‡	9,008	1.67	to	1.96	14,914	5.85%	0.90%	to	1.95%	(1.27%)	to	(0.21%)
2019	10,623	1.69	to	1.96	17,778	5.34%	0.90%	to	1.95%	13.80%	to	15.02%
2018	12,174	1.49	to	1.70	17,816	4.81%	0.90%	to	1.95%	(6.18%)	to	(5.17%)
2017	15,577	1.59	to	1.80	24,133	4.16%	0.90%	to	1.95%	7.54%	to	8.69%
2016 ‡	17,729	1.48	to	1.65	25,494	5.01%	0.90%	to	1.95%	11.81%	to	13.00%
Franklin Mutual Shares VIP Fund – Class 2
2020 ‡	8,366	4.13	to	5.86	18,259	2.80%	0.90%	to	1.95%	(6.89%)	to	(5.90%)
2019	9,147	4.44	to	6.23	21,836	1.77%	0.90%	to	1.95%	20.19%	to	21.47%
2018	10,859	3.69	to	5.13	21,579	2.27%	0.90%	to	1.95%	(10.85%)	to	(9.89%)
2017	13,331	4.14	to	5.69	28,877	2.22%	0.90%	to	1.95%	6.24%	to	7.38%
2016 ‡	14,844	3.90	to	5.30	30,821	1.98%	0.90%	to	1.95%	13.80%	to	15.02%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2020	122	1.58	to	1.90	213	0.89%	0.90%	to	1.95%	2.88%	to	3.98%
2019	185	1.53	to	1.83	311	0.54%	0.90%	to	1.95%	3.48%	to	4.59%
2018 ‡	222	1.48	to	1.75	359	-	0.90%	to	1.95%	(14.64%)	to	(13.72%)
2017	327	1.74	to	2.03	619	0.36%	0.90%	to	1.95%	12.62%	to	13.82%
2016	348	1.54	to	1.78	582	-	0.90%	to	1.95%	(1.30%)	to	(0.28%)
Invesco Oppenheimer V.I. Capital Appreciation Fund
2020	277	2.84	to	3.24	836	-	0.90%	to	1.80%	33.79%	to	35.02%
2019	282	2.12	to	2.40	632	-	0.90%	to	1.80%	33.40%	to	34.63%
2018 ‡	313	1.59	to	1.78	523	-	0.90%	to	1.80%	(7.66%)	to	(6.81%)
2017	383	1.72	to	1.91	692	0.01%	0.90%	to	1.80%	24.24%	to	25.37%
2016	433	1.39	to	1.53	623	0.11%	0.90%	to	1.80%	(4.18%)	to	(3.30%)
Invesco Oppenheimer V.I. Global Fund
2020	560	2.41	to	2.81	1,450	0.45%	0.90%	to	1.95%	24.86%	to	26.19%
2019	605	1.93	to	2.23	1,248	0.63%	0.90%	to	1.95%	28.89%	to	30.27%
2018	643	1.49	to	1.71	1,023	0.78%	0.90%	to	1.95%	(15.09%)	to	(14.18%)
2017 ‡	784	1.76	to	1.99	1,467	0.75%	0.90%	to	1.95%	33.67%	to	35.10%
2016 ‡	911	1.32	to	1.48	1,262	0.79%	0.90%	to	1.95%	(2.10%)	to	(1.05%)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
2020	8,270	2.43	to	2.78	20,551	0.37%	0.90%	to	1.80%	17.48%	to	18.56%
2019	8,720	2.07	to	2.35	18,364	-	0.90%	to	1.80%	23.87%	to	25.00%
2018	9,999	1.67	to	1.88	16,910	0.06%	0.90%	to	1.80%	(12.16%)	to	(11.35%)
2017	11,959	1.90	to	2.12	22,919	0.64%	0.90%	to	1.80%	11.87%	to	12.89%
2016 ‡	14,837	1.70	to	1.88	25,340	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
Invesco V.I. American Franchise Fund – Series I Shares
2020	4,526	3.28	to	3.55	15,580	0.07%	0.90%	to	1.80%	39.80%	to	41.07%
2019	5,578	2.34	to	2.52	13,661	-	0.90%	to	1.80%	34.30%	to	35.53%
2018	6,685	1.75	to	1.86	12,120	-	0.90%	to	1.80%	(5.37%)	to	(4.50%)
2017	7,842	1.85	to	1.94	14,939	0.08%	0.90%	to	1.80%	25.06%	to	26.20%
2016	9,952	1.48	to	1.54	15,074	-	0.90%	to	1.80%	0.43%	to	1.35%
Invesco V.I. Core Equity Fund – Series I Shares
2020	1,084	2.22	to	2.54	2,602	1.34%	0.90%	to	1.80%	11.80%	to	12.83%
2019	1,232	1.98	to	2.25	2,633	0.93%	0.90%	to	1.80%	26.65%	to	27.80%
2018	1,448	1.57	to	1.76	2,430	0.88%	0.90%	to	1.80%	(11.03%)	to	(10.21%)
2017	1,603	1.76	to	1.96	3,007	1.02%	0.90%	to	1.80%	11.15%	to	12.16%
2016	1,844	1.58	to	1.75	3,096	0.75%	0.90%	to	1.80%	8.29%	to	9.28%
Invesco V.I. Equity and Income Fund – Series II Shares
2020	679	1.97	to	2.30	1,442	2.13%	0.90%	to	1.95%	7.51%	to	8.66%
2019	752	1.83	to	2.12	1,478	2.14%	0.90%	to	1.95%	17.67%	to	18.93%
2018 ‡	1,168	1.59	to	1.78	1,932	2.11%	0.90%	to	1.80%	(11.36%)	to	(10.54%)
2017 ‡	1,053	1.79	to	1.99	1,952	1.41%	0.90%	to	1.80%	8.79%	to	9.79%
2016 ‡	1,083	1.65	to	1.82	1,839	1.64%	0.90%	to	1.80%	12.78%	to	13.81%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2020	407	2.25	to	2.60	982	0.70%	0.90%	to	1.80%	7.28%	to	8.27%
2019 ‡	479	2.09	to	2.40	1,072	0.49%	0.90%	to	1.80%	23.02%	to	24.15%
2018 ‡	517	1.69	to	1.93	934	0.48%	0.90%	to	1.85%	(13.00%)	to	(12.15%)
2017	685	1.92	to	2.20	1,414	0.49%	0.90%	to	1.95%	12.69%	to	13.89%
2016	841	1.70	to	1.93	1,532	0.08%	0.90%	to	1.95%	11.23%	to	12.42%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2020	174	2.48	to	2.89	470	0.19%	0.90%	to	1.85%	4.79%	to	5.80%
2019	175	2.37	to	2.73	449	-	0.90%	to	1.85%	27.53%	to	28.76%
2018	195	1.86	to	2.12	389	0.02%	0.90%	to	1.85%	(14.85%)	to	(14.02%)
2017	203	2.18	to	2.46	473	0.36%	0.90%	to	1.85%	11.85%	to	12.92%
2016 ‡	213	1.95	to	2.18	442	-	0.90%	to	1.85%	13.65%	to	14.75%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2020	1,713	2.04	to	2.41	3,800	3.49%	0.90%	to	1.95%	5.21%	to	6.34%
2019	2,168	1.94	to	2.27	4,483	3.78%	0.90%	to	1.95%	11.15%	to	12.34%
2018 ‡	2,388	1.74	to	2.02	4,427	4.57%	0.90%	to	1.95%	(5.90%)	to	(4.89%)
2017 ‡	2,550	1.85	to	2.12	5,005	3.81%	0.90%	to	1.95%	7.09%	to	8.23%
2016	2,998	1.73	to	1.96	5,471	4.60%	0.90%	to	1.95%	9.96%	to	11.13%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2020	14,988	1.95	to	2.27	31,932	1.73%	0.90%	to	1.85%	0.80%	to	1.77%
2019	15,578	1.94	to	2.23	32,699	1.58%	0.90%	to	1.85%	20.23%	to	21.39%
2018 ‡	18,007	1.61	to	1.84	31,224	1.33%	0.90%	to	1.85%	(9.85%)	to	(8.98%)
2017	20,416	1.76	to	2.02	39,013	1.26%	0.90%	to	1.95%	11.18%	to	12.36%
2016	25,263	1.59	to	1.80	43,135	1.39%	0.90%	to	1.95%	14.84%	to	16.06%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2020	1,107	1.78	to	2.10	2,143	1.08%	0.90%	to	1.95%	0.50%	to	1.57%
2019	1,283	1.77	to	2.07	2,451	0.89%	0.90%	to	1.95%	20.25%	to	21.54%
2018 ‡	1,451	1.47	to	1.70	2,298	0.63%	0.90%	to	1.95%	(16.70%)	to	(15.81%)
2017	1,707	1.77	to	2.02	3,228	0.57%	0.90%	to	1.95%	4.76%	to	5.87%
2016	1,996	1.69	to	1.91	3,584	0.49%	0.90%	to	1.95%	14.13%	to	15.35%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2020	2,732	1.84	to	2.02	5,305	1.86%	0.90%	to	1.80%	7.98%	to	8.97%
2019	2,960	1.70	to	1.85	5,291	1.49%	0.90%	to	1.80%	19.97%	to	21.07%
2018	5,150	1.42	to	1.53	7,642	1.24%	0.90%	to	1.80%	(10.97%)	to	(10.15%)
2017	6,108	1.60	to	1.70	10,125	1.17%	0.90%	to	1.80%	17.65%	to	18.72%
2016	7,009	1.36	to	1.43	9,822	1.22%	0.90%	to	1.80%	9.22%	to	10.21%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2020	11,774	1.57	to	1.72	19,247	1.98%	0.90%	to	1.80%	7.16%	to	8.14%
2019	13,358	1.46	to	1.59	20,311	1.86%	0.90%	to	1.80%	14.17%	to	15.22%
2018 ‡	16,122	1.28	to	1.38	21,370	1.85%	0.90%	to	1.80%	(7.93%)	to	(7.08%)
2017	18,331	1.39	to	1.49	26,289	1.56%	0.90%	to	1.80%	11.30%	to	12.31%
2016	21,472	1.25	to	1.32	27,554	1.66%	0.90%	to	1.80%	6.53%	to	7.50%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2020	4,626	1.75	to	1.92	8,450	1.81%	0.90%	to	1.80%	8.03%	to	9.02%
2019 ‡	6,010	1.62	to	1.76	10,134	1.72%	0.90%	to	1.80%	17.61%	to	18.69%
2018 ‡	6,961	1.37	to	1.48	9,924	1.56%	0.90%	to	1.80%	(9.70%)	to	(8.87%)
2017 ‡	7,957	1.52	to	1.62	12,513	1.32%	0.90%	to	1.80%	15.20%	to	16.25%
2016	8,991	1.31	to	1.40	12,222	1.34%	0.90%	to	1.95%	7.56%	to	8.71%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2020	13,742	1.35	to	1.51	19,743	1.97%	0.90%	to	1.95%	6.32%	to	7.45%
2019	16,302	1.27	to	1.40	21,917	2.07%	0.90%	to	1.95%	10.70%	to	11.89%
2018	16,494	1.15	to	1.25	19,917	2.02%	0.90%	to	1.95%	(6.13%)	to	(5.12%)
2017 ‡	17,432	1.22	to	1.32	22,285	1.64%	0.90%	to	1.95%	7.80%	to	8.95%
2016 ‡	20,725	1.14	to	1.21	24,406	1.61%	0.90%	to	1.95%	4.31%	to	5.42%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2020 ‡	362	1.98	to	2.06	735	-	1.10%	to	1.80%	37.20%	to	38.18%
2019	444	1.45	to	1.50	654	-	0.90%	to	1.80%	30.10%	to	31.29%
2018 ‡	497	1.11	to	1.14	561	-	0.90%	to	1.80%	(8.25%)	to	(7.40%)
2017	362	1.21	to	1.24	443	-	0.90%	to	1.80%	22.33%	to	23.45%
2016 ‡	346	0.99	to	1.00	345	-	0.90%	to	1.80%	2.29%	to	3.23%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2020	27,076	0.51	to	0.58	14,786	6.13%	0.90%	to	1.80%	(0.59%)	to	0.32%
2019	25,418	0.51	to	0.58	13,897	4.33%	0.90%	to	1.80%	9.35%	to	10.35%
2018	27,720	0.47	to	0.53	13,797	1.98%	0.90%	to	1.80%	(15.75%)	to	(14.98%)
2017	30,256	0.56	to	0.62	17,798	10.93%	0.90%	to	1.80%	0.22%	to	1.13%
2016 ‡	32,153	0.55	to	0.61	18,790	1.00%	0.90%	to	1.80%	12.81%	to	13.84%
PIMCO Real Return Portfolio – Advisor Class
2020	1,014	1.45	to	1.66	1,593	1.32%	0.90%	to	1.80%	9.60%	to	10.60%
2019	1,265	1.33	to	1.50	1,798	1.55%	0.90%	to	1.80%	6.38%	to	7.36%
2018	1,210	1.25	to	1.40	1,603	2.38%	0.90%	to	1.80%	(4.07%)	to	(3.19%)
2017	1,357	1.30	to	1.45	1,867	2.25%	0.90%	to	1.80%	1.69%	to	2.62%
2016 ‡	1,314	1.28	to	1.41	1,771	2.15%	0.90%	to	1.80%	3.21%	to	4.15%
PIMCO Total Return Portfolio – Advisor Class
2020	2,550	1.59	to	1.86	4,427	2.03%	0.90%	to	1.95%	6.43%	to	7.56%
2019	2,551	1.53	to	1.73	4,141	2.92%	0.90%	to	1.80%	6.30%	to	7.27%
2018 ‡	2,818	1.44	to	1.61	4,281	2.44%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017	3,010	1.45	to	1.64	4,665	1.92%	0.90%	to	1.95%	2.77%	to	3.87%
2016	3,728	1.43	to	1.58	5,579	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
Rydex VT Inverse Government Long Bond Strategy Fund
2020	515	0.17	to	0.20	95	0.28%	0.90%	to	1.95%	(22.63%)	to	(21.80%)
2019	544	0.22	to	0.26	128	-	0.90%	to	1.95%	(14.98%)	to	(14.07%)
2018	546	0.25	to	0.30	150	-	0.90%	to	1.95%	1.76%	to	2.85%
2017	745	0.25	to	0.29	201	-	0.90%	to	1.95%	(10.66%)	to	(9.70%)
2016 ‡	898	0.28	to	0.32	271	-	0.90%	to	1.95%	(4.83%)	to	(3.81%)
Rydex VT Nova Fund
2020	82	4.65	to	5.61	413	0.97%	0.90%	to	1.95%	17.69%	to	18.95%
2019	102	3.95	to	4.71	435	0.95%	0.90%	to	1.95%	42.22%	to	43.74%
2018	140	2.78	to	3.28	417	0.18%	0.90%	to	1.95%	(12.08%)	to	(11.13%)
2017 ‡	142	3.16	to	3.69	479	0.05%	0.90%	to	1.95%	29.22%	to	30.60%
2016 ‡	191	2.44	to	2.82	497	-	0.90%	to	1.95%	13.47%	to	14.68%
Templeton Developing Markets VIP Fund – Class 2
2020	849	1.43	to	6.92	2,097	4.13%	0.90%	to	1.95%	14.90%	to	16.13%
2019	926	1.24	to	5.96	1,997	0.99%	0.90%	to	1.95%	24.23%	to	25.56%
2018 ‡	1,117	1.02	to	4.75	1,850	0.89%	0.90%	to	1.80%	(17.32%)	to	(16.56%)
2017	1,290	1.23	to	5.69	2,545	0.92%	0.90%	to	1.80%	37.89%	to	39.15%
2016 ‡	1,496	0.90	to	4.09	2,116	0.80%	0.90%	to	1.80%	15.34%	to	16.39%
Templeton Foreign VIP Fund – Class 2
2020	1,797	3.11	to	3.32	4,656	3.42%	0.90%	to	1.95%	(3.08%)	to	(2.05%)
2019	1,908	3.21	to	3.39	4,997	1.72%	0.90%	to	1.95%	10.34%	to	11.52%
2018	2,114	2.91	to	3.04	4,966	2.67%	0.90%	to	1.95%	(17.10%)	to	(16.21%)
2017	2,373	3.51	to	3.63	6,644	2.57%	0.90%	to	1.95%	14.43%	to	15.65%
2016	2,695	3.07	to	3.14	6,591	1.97%	0.90%	to	1.95%	5.09%	to	6.21%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Growth VIP Fund – Class 2
2020 ‡	9,423	3.48	to	5.00	16,865	3.04%	0.75%	to	1.95%	3.74%	to	5.01%
2019	11,471	3.36	to	4.76	20,225	2.81%	0.75%	to	1.95%	12.91%	to	14.29%
2018	12,989	2.97	to	4.16	20,293	2.00%	0.75%	to	1.95%	(16.52%)	to	(15.49%)
2017 ‡	14,956	3.56	to	4.93	27,460	1.62%	0.75%	to	1.95%	16.20%	to	17.61%
2016 ‡	17,857	3.06	to	4.19	28,521	2.05%	0.75%	to	1.95%	7.49%	to	8.80%
TVST Touchstone Balanced Fund
2020	611	2.04	to	2.35	1,342	1.32%	0.90%	to	1.95%	16.84%	to	18.09%
2019	657	1.74	to	1.99	1,229	1.46%	0.90%	to	1.95%	20.41%	to	21.70%
2018 ‡	567	1.51	to	1.63	881	1.04%	0.90%	to	1.60%	(7.58%)	to	(6.92%)
2017 ‡	616	1.63	to	1.76	1,037	-	0.90%	to	1.60%	12.24%	to	13.03%
2016 ‡	694	1.45	to	1.55	1,041	1.25%	0.90%	to	1.60%	5.71%	to	6.46%
TVST Touchstone Bond Fund
2020	9,348	1.44	to	1.62	14,314	1.67%	0.90%	to	1.80%	7.74%	to	8.73%
2019	10,435	1.33	to	1.49	14,762	1.21%	0.90%	to	1.80%	8.47%	to	9.47%
2018	12,892	1.23	to	1.36	16,735	2.32%	0.90%	to	1.80%	(3.65%)	to	(2.76%)
2017	14,097	1.28	to	1.40	18,903	-	0.90%	to	1.80%	1.81%	to	2.74%
2016 ‡	14,590	1.25	to	1.37	19,122	1.84%	0.90%	to	1.80%	(1.00%)	to	(0.09%)
TVST Touchstone Common Stock Fund
2020	21,754	2.70	to	3.05	62,577	0.60%	0.90%	to	1.80%	21.45%	to	22.57%
2019	25,623	2.23	to	2.49	60,376	0.53%	0.90%	to	1.80%	26.27%	to	27.43%
2018	30,730	1.76	to	1.95	57,086	1.22%	0.90%	to	1.80%	(9.71%)	to	(8.88%)
2017 ‡	37,135	1.95	to	2.14	76,061	0.01%	0.90%	to	1.80%	19.32%	to	20.41%
2016 ‡	44,148	1.61	to	1.78	75,429	1.52%	0.90%	to	1.95%	9.10%	to	10.26%
TVST Touchstone Small Company Fund
2020	3,871	2.61	to	2.95	10,768	0.16%	0.90%	to	1.80%	16.56%	to	17.63%
2019	3,884	2.24	to	2.51	9,229	0.02%	0.90%	to	1.80%	19.22%	to	20.31%
2018	4,484	1.88	to	2.08	8,894	-	0.90%	to	1.80%	(9.64%)	to	(8.81%)
2017	5,605	2.08	to	2.28	12,247	0.06%	0.90%	to	1.80%	16.99%	to	18.05%
2016 ‡	6,689	1.78	to	1.93	12,434	0.07%	0.90%	to	1.80%	18.07%	to	19.15%
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2020	7,582	9.44	to	16.62	27,229	1.17%	0.90%	to	1.95%	(3.47%)	to	(2.43%)
2019	7,611	9.78	to	17.04	29,038	1.59%	0.90%	to	1.95%	24.94%	to	26.27%
2018	9,840	7.83	to	13.49	28,871	1.58%	0.90%	to	1.95%	(8.36%)	to	(7.37%)
2017	10,789	8.54	to	14.57	34,783	1.39%	0.90%	to	1.95%	3.91%	to	5.02%
2016 ‡	11,662	8.22	to	13.87	37,881	1.74%	0.90%	to	1.95%	4.75%	to	5.86%
Virtus KAR Capital Growth Series – Class A Shares
2020	9,540	6.55	to	5.08	45,806	-	0.90%	to	1.95%	47.30%	to	48.88%
2019	10,695	4.45	to	3.41	34,773	-	0.90%	to	1.95%	37.15%	to	38.61%
2018	12,006	3.24	to	2.46	28,260	-	0.90%	to	1.95%	(9.07%)	to	(8.09%)
2017	13,515	3.57	to	2.68	34,711	-	0.90%	to	1.95%	33.43%	to	34.85%
2016	15,364	2.67	to	1.99	29,230	-	0.90%	to	1.95%	(2.79%)	to	(1.75%)
Virtus KAR Enhanced Core Equity Series – Class A Shares
2020	9,124	2.23	to	5.14	36,633	1.66%	0.90%	to	2.25%	12.33%	to	13.88%
2019	10,422	1.98	to	4.52	36,928	1.17%	0.90%	to	2.25%	25.78%	to	27.52%
2018 ‡	12,112	1.58	to	3.54	33,670	1.01%	0.90%	to	2.25%	(14.83%)	to	(13.65%)
2017	13,862	1.85	to	4.10	44,619	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
2016 ‡	16,346	1.54	to	3.37	43,493	1.27%	0.90%	to	2.25%	6.96%	to	8.43%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus KAR Small-Cap Growth Series – Class A Shares
2020	1,743	20.63	to	25.09	39,310	-	0.90%	to	1.95%	41.83%	to	43.34%
2019	1,975	14.55	to	17.50	31,205	-	0.90%	to	1.95%	34.64%	to	36.08%
2018 ‡	2,291	10.81	to	12.86	26,167	-	0.90%	to	1.95%	9.48%	to	10.66%
2017	2,522	9.87	to	11.63	26,248	-	0.90%	to	1.95%	38.12%	to	39.59%
2016	2,827	7.15	to	8.33	21,181	-	0.90%	to	1.95%	23.48%	to	24.80%
Virtus KAR Small-Cap Value Series – Class A Shares
2020	9,689	8.45	to	12.06	42,403	1.08%	0.90%	to	1.95%	27.12%	to	28.48%
2019	10,912	6.65	to	9.38	37,485	0.92%	0.90%	to	1.95%	22.21%	to	23.51%
2018	12,632	5.44	to	7.60	35,115	0.87%	0.90%	to	1.95%	(17.53%)	to	(16.64%)
2017	14,679	6.60	to	9.11	48,311	0.64%	0.90%	to	1.95%	17.83%	to	19.08%
2016 ‡	18,172	5.60	to	7.65	50,319	1.83%	0.90%	to	1.95%	24.08%	to	25.40%
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2020	15,814	4.45	to	5.45	44,720	3.26%	0.75%	to	1.95%	4.46%	to	5.74%
2019	17,139	4.26	to	5.16	46,471	3.53%	0.75%	to	1.95%	8.32%	to	9.64%
2018	20,345	3.93	to	4.70	49,709	3.78%	0.75%	to	1.95%	(4.57%)	to	(3.40%)
2017	22,731	4.12	to	4.87	57,522	4.18%	0.75%	to	1.95%	4.65%	to	5.93%
2016 ‡	25,612	3.94	to	4.60	62,129	4.29%	0.75%	to	1.95%	7.17%	to	8.47%
Virtus SGA International Growth Series-Class A Shares
2020	44,801	4.70	to	4.10	95,572	-	0.90%	to	1.85%	21.35%	to	22.53%
2019	50,383	3.88	to	3.35	88,364	0.83%	0.90%	to	1.85%	16.35%	to	17.47%
2018	55,188	3.33	to	2.85	82,766	2.82%	0.90%	to	1.85%	(18.22%)	to	(17.42%)
2017	62,333	4.07	to	3.45	111,883	1.54%	0.90%	to	1.85%	13.81%	to	14.91%
2016 ‡	69,553	3.58	to	3.00	112,051	0.74%	0.90%	to	1.85%	(3.42%)	to	(2.49%)
Virtus Strategic Allocation Series – Class A Shares
2020	3,088	5.36	to	7.64	17,182	0.67%	0.75%	to	1.95%	31.35%	to	32.95%
2019	3,440	4.08	to	5.74	14,394	1.23%	0.75%	to	1.95%	23.59%	to	25.10%
2018	3,890	3.30	to	4.59	13,032	1.34%	0.75%	to	1.95%	(7.73%)	to	(6.60%)
2017 ‡	4,311	3.58	to	4.92	15,544	1.85%	0.75%	to	1.95%	16.66%	to	18.08%
2016	4,872	3.07	to	4.16	14,951	1.64%	0.75%	to	1.95%	(1.14%)	to	(0.07%)
Wanger International
2020	8,717	9.00	to	9.57	40,332	2.03%	0.90%	to	1.95%	12.14%	to	13.34%
2019	9,642	8.02	to	8.45	40,398	0.80%	0.90%	to	1.95%	27.46%	to	28.82%
2018	11,119	6.30	to	6.56	35,831	2.02%	0.90%	to	1.95%	(19.31%)	to	(18.44%)
2017	12,700	7.80	to	8.04	48,926	1.19%	0.90%	to	1.95%	30.33%	to	31.72%
2016 ‡	14,563	5.99	to	6.10	42,789	1.13%	0.90%	to	1.95%	(3.32%)	to	(2.29%)
Wanger Select
2020	649	9.21	to	14.15	5,842	0.76%	0.90%	to	1.85%	24.31%	to	25.51%
2019	754	7.41	to	11.27	5,469	0.07%	0.90%	to	1.85%	26.91%	to	28.14%
2018 ‡	859	5.84	to	8.80	4,830	0.16%	0.90%	to	1.85%	(14.04%)	to	(13.20%)
2017 ‡	1,035	6.79	to	10.14	6,651	0.17%	0.90%	to	1.85%	24.34%	to	25.53%
2016	1,208	5.46	to	8.07	6,229	0.16%	0.90%	to	1.85%	11.27%	to	12.34%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2020	3,187	9.72	to	12.98	36,996	-	0.90%	to	1.95%	21.81%	to	23.11%
2019	3,603	7.98	to	10.54	33,931	0.26%	0.90%	to	1.95%	28.55%	to	29.92%
2018 ‡	4,065	6.21	to	8.11	29,650	0.09%	0.90%	to	1.95%	(3.39%)	to	(2.35%)
2017	4,580	6.43	to	8.31	34,255	-	0.90%	to	1.95%	17.26%	to	18.51%
2016	5,095	5.48	to	7.01	32,196	-	0.90%	to	1.95%	11.48%	to	12.67%

‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 30, 2019 to December 31, 2019.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Admin Charge
Asset Manager	none
Big Edge Choice	$35
Freedom Edge	$35
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Premium Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and policy duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Asset Manager	None
Big Edge Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Freedom Edge	None
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0%
7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Premium Edge	Years 1-8: 8% 8% 8% 7% 6% 5% 4% 3%; Years 9+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
Plan	Surrender Charge
Retirement Planner’s Edge	None
The Phoenix Edge VA	Years 1-7: 7% 7% 6% 6% 5% 4% 3%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2020 and 2019 were $3,833,630 and $4,385,185, respectively.
B.    Optional Rider and Benefit Charges
PHL may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. PHL will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risks, which PHL Variable undertakes. The total aggregate expense for the period ended December 31, 2020 was $11,817,268.

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Freedom Edge	0.125%	1.475%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Premium Edge	0.125%	1.475%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%
The Big Edge Choice	0.125%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
The Phoenix Edge VA Option 3	0.125%	1.225%

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
D.    Other Charges
PHL may deduct other charges depending on the contract terms.
Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of PHL and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
There were no mergers in 2020.
On April 30, 2019, Neuberger Berman AMT Guardian Portfolio Class S merged into AMT Sustainable Equity Portfolio Class S.
B.    Liquidations
There were no liquidations in 2019 or 2020.

PHL VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
C.    Name Changes
Effective February 14, 2020, the Virtus Duff & Phelps International Series A Fund was renamed the Virtus SGA International Growth Series A Fund.
Effective May 1, 2020, the Federated Fund for U.S. Government Securities II Fund was renamed the Federated Hermes Fund for U.S. Government Securities II Fund.
Effective May 1, 2020, the Federated Government Money Fund II Fund was renamed the Federated Hermes Government Money Fund II Fund.
Effective May 1, 2020, the Federated High Income Bond Fund II Fund was renamed the Federated Hermes High Income Bond Fund II Fund.
Effective September 1, 2020, the Virtus Rampart Enhanced Core Equity Series A Fund was renamed the Virtus KAR Enhanced Core Equity Series A Fund.
Effective May 28, 2019, the Oppenheimer Capital Appreciation Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Capital Appreciation Fund.
Effective May 28, 2019, the Oppenheimer Global Fund/VA - Service Shares - Service Shares was renamed the Invesco Oppenheimer V.I. Global Fund.
Effective May 28, 2019, the Oppenheimer Main Street Small Cap Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Main Street Small Cap Fund.
Note 11—Covid
The Company is continuously monitoring the market and economic turbulence arising from COVID-19, which was declared a pandemic in March 2020 by the World Health Organization. The pandemic, along with efforts to slow and manage the spread of the virus, have resulted in unprecedented impacts on the economy; however, significant monetary support by the Federal Reserve has softened the impact of COVID-19 on capital markets. These conditions directly and indirectly affect the companies in which PHL Variable Insurance Company’s underlying Funds invests, which has impacted the valuation of the Fund. While capital markets have improved, the fundamental impacts of COVID-19 persist and will continue to do so until vaccines are widely available and administered. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on Separate Account A at this time, although it could be material. To date Fund shares continue to be redeemed in the normal course of business at the current NAV.
Note 12—Subsequent Events
We have evaluated events subsequent to December 31, 2020 and through the financial statement issuance date. There were no subsequent events requiring disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of PHL Variable Insurance Company
and Contract Owners of PHL Variable Accumulation Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise PHL Variable Accumulation Account (the Separate Account) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods (as described in the Appendix) in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 23, 2021

Appendix
Unless noted otherwise, statements of changes in net assets for each of the years in the two-year period ended December 31, 2020.
AB VPS Balanced Wealth Strategy Portfolio – Class B
Alger Capital Appreciation Portfolio – Class I-2 Shares
AMT Sustainable Equity Portfolio – Class S (2)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A
DWS Small Cap Index VIP – Class A
Federated Hermes Fund for U.S. Government Securities II (1)
Federated Hermes Government Money Fund II – Service Shares (1)
Federated Hermes High Income Bond Fund II – Primary Shares (1)
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth VIP Fund – Class 2
Franklin Income VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Guggenheim VT Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund – Service Shares
Invesco Oppenheimer V.I. Global Fund
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Morningstar Growth ETF Asset Allocation Portfolio – Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Growth VIP Fund – Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus SGA International Growth Series – Class A Shares (1)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Virtus KAR Capital Growth Series – Class A Shares
Virtus KAR Small-Cap Growth Series – Class A Shares
Virtus KAR Small-Cap Value Series – Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Virtus KAR Enhanced Core Equity Series – Class A Shares (1)
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger Select
Wanger USA
(1) See Note 10 to the financial statements for the former name of the sub-account.

(2) Statement of changes in net assets for the year ended December 31, 2020 and for the period from April 30, 2019 (commencement of operations) to December 31, 2019.

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Nassau Companies of New York
www.nfg.com
OL4258 © 2020 The Nassau Companies of New York	12-20